UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Growth Company Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
NVIDIA Corp.	7.9
Amazon.com, Inc.	6.7
Apple, Inc.	6.1
Microsoft Corp.	4.8
Shopify, Inc. Class A	4.5
lululemon athletica, Inc.	4.1
Alphabet, Inc. Class A	3.7
Salesforce.com, Inc.	3.0
Alphabet, Inc. Class C	2.1
Moderna, Inc.	2.0
44.9

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	40.0
Consumer Discretionary	21.3
Health Care	19.2
Communication Services	11.1
Industrials	3.4

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	98.6%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 11.3%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	211,868	$12,157
Entertainment - 2.5%
Activision Blizzard, Inc.	2,324,728	167,334
Electronic Arts, Inc. (a)	420,588	51,682
Lions Gate Entertainment Corp. Class A (a)(b)	83,808	668
NetEase, Inc. ADR	149,148	57,109
Netflix, Inc. (a)	840,916	352,958
Nintendo Co. Ltd.	40,420	16,434
Roku, Inc. Class A (a)	3,285,889	359,838
Sea Ltd. ADR (a)	1,759,225	140,386
The Walt Disney Co.	149,685	17,558
		1,163,967
Interactive Media & Services - 7.9%
Alphabet, Inc.:
Class A (a)	1,197,178	1,716,179
Class C (a)	697,812	997,118
Facebook, Inc. Class A (a)	4,053,744	912,457
Match Group, Inc. (a)(b)	181,417	16,153
Snap, Inc. Class A (a)	995,250	18,850
Tencent Holdings Ltd.	649,200	35,158
Twitter, Inc. (a)	463,972	14,369
		3,710,284
Media - 0.1%
Comcast Corp. Class A	1,496,535	59,263
Turn, Inc. (Escrow) (a)(c)(d)	984,774	14
		59,277
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	2,979,196	298,039

TOTAL COMMUNICATION SERVICES		5,243,724

CONSUMER DISCRETIONARY - 21.2%
Automobiles - 1.4%
Neutron Holdings, Inc. (d)	11,929,152	2,863
Tesla, Inc. (a)(b)	783,089	653,879
		656,742
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	44,959	45,135
Hyatt Hotels Corp. Class A (b)	166,512	9,173
Marriott International, Inc. Class A	793,660	70,239
McDonald's Corp.	3,579	667
Papa John's International, Inc.	93,918	7,315
Penn National Gaming, Inc. (a)	1,994,183	65,429
Planet Fitness, Inc. (a)	190,475	12,310
Shake Shack, Inc. Class A (a)(b)	86,784	4,821
Starbucks Corp.	1,599,366	124,735
Yum China Holdings, Inc.	929,987	43,096
Yum! Brands, Inc.	431,220	38,693
		421,613
Household Durables - 0.7%
D.R. Horton, Inc.	922,224	50,999
KB Home	1,065,084	35,233
Lennar Corp. Class A	3,260,374	197,122
NVR, Inc. (a)	7,995	25,757
Toll Brothers, Inc.	987,029	31,891
		341,002
Internet & Direct Marketing Retail - 9.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	920,992	191,005
Amazon.com, Inc. (a)	1,296,205	3,165,812
Etsy, Inc. (a)	160,683	13,012
Farfetch Ltd. Class A (a)	1,577,303	21,861
JD.com, Inc. sponsored ADR (a)	2,198,830	119,462
Ocado Group PLC (a)	4,605,900	124,630
The Booking Holdings, Inc. (a)	59,213	97,075
The Honest Co., Inc. (a)(c)(d)	39,835	573
The RealReal, Inc.	1,302,049	17,460
Wayfair LLC Class A (a)(b)	4,041,424	693,306
		4,444,196
Leisure Products - 0.2%
Callaway Golf Co. (b)	344,375	5,276
Peloton Interactive, Inc. Class A (a)	1,577,356	66,549
		71,825
Multiline Retail - 0.3%
Dollar General Corp.	220,126	42,156
Dollar Tree, Inc. (a)	359,805	35,214
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	421,385	38,536
Target Corp.	285,343	34,906
		150,812
Specialty Retail - 1.9%
Carvana Co. Class A (a)(b)	1,251,068	116,324
Lowe's Companies, Inc.	1,559,242	203,247
RH (a)	787,255	170,748
The Home Depot, Inc.	1,355,087	336,712
TJX Companies, Inc.	1,611,208	85,007
		912,038
Textiles, Apparel & Luxury Goods - 6.3%
adidas AG	1,456,239	386,205
Allbirds, Inc. (a)(c)(d)	307,430	2,718
Canada Goose Holdings, Inc. (a)(b)	1,367,187	26,671
Deckers Outdoor Corp. (a)	136,892	24,987
lululemon athletica, Inc. (a)	6,474,788	1,943,052
NIKE, Inc. Class B	1,879,883	185,319
On Holding AG (c)(d)	900	8,374
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,039,199	283,108
Tory Burch LLC:
Class A (c)(d)(e)	950,844	50,870
Class B (c)(d)(e)	324,840	18,655
Under Armour, Inc. Class C (non-vtg.) (a)	392,067	3,082
VF Corp.	304,707	17,094
		2,950,135

TOTAL CONSUMER DISCRETIONARY		9,948,363

CONSUMER STAPLES - 2.4%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	96,922	54,735
Keurig Dr. Pepper, Inc. (b)	3,454,087	96,438
Monster Beverage Corp. (a)	2,994,815	215,357
PepsiCo, Inc.	340,474	44,789
The Coca-Cola Co.	2,812,818	131,302
		542,621
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	633,006	195,263
Kroger Co.	4,289,435	139,921
Performance Food Group Co. (a)	1,356,622	36,154
Sysco Corp.	457,379	25,229
		396,567
Food Products - 0.1%
Bunge Ltd.	444,874	17,359
Darling Ingredients, Inc.(a)	1,142,322	26,628
Freshpet, Inc. (a)	113,413	8,753
Mondelez International, Inc.	218,410	11,384
		64,124
Household Products - 0.1%
Church & Dwight Co., Inc.	291,597	21,890
Colgate-Palmolive Co.	201,292	14,559
Kimberly-Clark Corp.	78,257	11,069
Procter & Gamble Co.	10,384	1,204
		48,722
Personal Products - 0.0%
Unilever NV	44,780	2,314
Tobacco - 0.1%
Altria Group, Inc.	1,404,083	54,829
JUUL Labs, Inc. Class A (a)(c)(d)	44,067	4,884
		59,713

TOTAL CONSUMER STAPLES		1,114,061

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources, Inc.	365,268	18,618
Hess Corp.	2,506,621	118,989
Noble Energy, Inc.	1,969,826	17,197
Reliance Industries Ltd.	4,034,380	78,142
Reliance Industries Ltd. rights (a)	268,958	790
Valero Energy Corp.	206,158	13,738
		247,474
FINANCIALS - 1.1%
Banks - 0.5%
Bank of America Corp.	1,662,424	40,098
HDFC Bank Ltd. sponsored ADR	1,567,922	65,586
JPMorgan Chase & Co.	1,321,253	128,571
		234,255
Capital Markets - 0.5%
BlackRock, Inc. Class A	189,733	100,300
BM&F BOVESPA SA	2,028,900	17,318
Charles Schwab Corp.	3,483,659	125,098
Edelweiss Financial Services Ltd.	3,527,164	2,148
T. Rowe Price Group, Inc.	42,651	5,157
The Blackstone Group LP	92,006	5,226
		255,247
Consumer Finance - 0.1%
American Express Co.	464,323	44,143
Discover Financial Services	97,986	4,655
		48,798

TOTAL FINANCIALS		538,300

HEALTH CARE - 18.7%
Biotechnology - 11.5%
AbbVie, Inc.	429,405	39,793
ACADIA Pharmaceuticals, Inc. (a)	7,421,464	368,698
ADC Therapeutics SA (a)	585,672	21,641
Agios Pharmaceuticals, Inc. (a)	1,070,113	55,368
Alector, Inc. (a)(b)	993,587	32,490
Alexion Pharmaceuticals, Inc. (a)	61,817	7,412
Allogene Therapeutics, Inc. (a)(b)	1,055,626	50,839
Alnylam Pharmaceuticals, Inc. (a)	4,903,370	663,279
Amgen, Inc.	787,084	180,793
AnaptysBio, Inc. (a)(b)	33,865	646
Arcutis Biotherapeutics, Inc. (a)	569,148	19,095
Argenx SE ADR (a)	420,873	92,297
Arrowhead Pharmaceuticals, Inc. (a)	157,695	5,084
Ascendis Pharma A/S sponsored ADR (a)	37,577	5,467
aTyr Pharma, Inc.	387,915	1,451
Axcella Health, Inc. (f)	2,014,145	12,085
BeiGene Ltd. ADR (a)	1,804,867	298,778
Biogen, Inc. (a)	14,064	4,319
BioNTech SE ADR (a)	2,925,023	144,876
Blueprint Medicines Corp. (a)	18,088	1,178
Bridgebio Pharma, Inc. (b)	279,695	8,203
Calyxt, Inc. (a)	1,394,860	6,054
Cellectis SA sponsored ADR (a)	414,375	7,654
ChemoCentryx, Inc. (a)	2,834,293	176,832
Cibus Corp.:
Series C (a)(c)(d)(e)	4,523,810	7,616
Series D (a)(c)(d)(e)	2,741,040	3,426
Constellation Pharmaceuticals, Inc. (a)	329,526	11,708
Crinetics Pharmaceuticals, Inc. (a)	300,281	4,907
CRISPR Therapeutics AG (a)(b)	66,820	4,315
Cyclerion Therapeutics, Inc. (a)	322,837	1,285
Cyclerion Therapeutics, Inc. (a)(c)	543,695	2,164
Denali Therapeutics, Inc. (a)(b)	493,662	13,739
Eidos Therapeutics, Inc. (a)(b)	58,629	2,868
Evelo Biosciences, Inc. (a)(b)	1,389,558	6,072
Exact Sciences Corp. (a)(b)	199,617	17,143
Exelixis, Inc. (a)	1,158,347	28,623
Fate Therapeutics, Inc. (a)	2,675,334	86,761
G1 Therapeutics, Inc. (a)	300,882	5,106
Homology Medicines, Inc. (a)	869,321	12,379
Immunomedics, Inc. (a)	733,955	24,654
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(d)	156,370	0
Intercept Pharmaceuticals, Inc. (a)	170,704	12,335
Ionis Pharmaceuticals, Inc. (a)(f)	8,243,721	463,380
Iovance Biotherapeutics, Inc. (a)	391,933	12,577
Ironwood Pharmaceuticals, Inc. Class A (a)	2,639,445	25,682
Karuna Therapeutics, Inc. (a)(f)	1,545,398	145,051
Keros Therapeutics, Inc.	268,738	7,724
Lexicon Pharmaceuticals, Inc. (a)(b)	5,003,757	9,557
Macrogenics, Inc. (a)	107,366	2,066
Mirati Therapeutics, Inc. (a)	115,642	11,471
Moderna, Inc. (a)(b)	14,848,758	913,199
Momenta Pharmaceuticals, Inc. (a)(f)	7,156,484	225,286
Morphic Holding, Inc.	745,608	15,494
ORIC Pharmaceuticals, Inc. (a)	514,116	14,920
ORIC Pharmaceuticals, Inc.	397,995	10,395
Passage Bio, Inc.	267,459	5,892
Principia Biopharma, Inc. (a)	291,637	18,633
Protagonist Therapeutics, Inc. (a)	961,463	15,893
Prothena Corp. PLC (a)	881,726	9,399
PTC Therapeutics, Inc. (a)	523,084	26,526
Regeneron Pharmaceuticals, Inc. (a)	427,776	262,145
Repligen Corp. (a)(b)	36,185	4,739
Revolution Medicines, Inc.	689,294	21,175
Rigel Pharmaceuticals, Inc. (a)(f)	9,773,543	19,107
Rubius Therapeutics, Inc. (a)(b)(f)	4,593,095	29,625
Sage Therapeutics, Inc. (a)	2,492,330	89,026
Sarepta Therapeutics, Inc. (a)	313,025	47,664
Scholar Rock Holding Corp. (a)	986,329	18,148
Seres Therapeutics, Inc. (a)	2,629,148	14,434
Syros Pharmaceuticals, Inc. (a)(g)	938,007	9,183
Syros Pharmaceuticals, Inc. (a)	1,177,174	11,525
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	119,778	407
TG Therapeutics, Inc. (a)	315,110	5,877
Translate Bio, Inc. (a)	2,948,959	61,102
Turning Point Therapeutics, Inc. (a)	203,354	14,082
Ultragenyx Pharmaceutical, Inc. (a)	77,237	5,288
uniQure B.V. (a)	800,170	53,739
UNITY Biotechnology, Inc. (a)(f)	2,689,698	22,002
Vertex Pharmaceuticals, Inc. (a)	525,670	151,372
Xencor, Inc. (a)	1,312,941	39,716
Zai Lab Ltd. ADR (a)	1,775,788	132,119
Zentalis Pharmaceuticals, Inc.	383,498	20,026
		5,415,079
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	629,929	59,793
Boston Scientific Corp. (a)	1,660,766	63,093
Danaher Corp.	1,193,863	198,910
DexCom, Inc. (a)	790,889	299,201
Genmark Diagnostics, Inc. (a)	1,346,210	12,776
Inari Medical, Inc.	69,400	3,054
Insulet Corp. (a)	1,878,499	354,229
Intuitive Surgical, Inc. (a)	379,590	220,174
Novocure Ltd. (a)	3,771,333	254,301
Penumbra, Inc. (a)	544,740	93,924
Presbia PLC (a)(f)	1,113,213	22
Shockwave Medical, Inc.(a)	911,517	40,116
Stryker Corp.	141,184	27,634
		1,627,227
Health Care Providers & Services - 1.0%
1Life Healthcare, Inc. (a)	351,138	11,342
Alignment Healthcare Partners unit (c)(d)	870,575	15,495
Centene Corp. (a)	535,263	35,461
Humana, Inc.	58,338	23,956
Laboratory Corp. of America Holdings (a)	51,663	9,058
UnitedHealth Group, Inc.	1,235,687	376,699
		472,011
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	1,413,418	1,113
Teladoc Health, Inc. (a)	147,942	25,751
		26,864
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)(b)	1,198,563	93,452
10X Genomics, Inc. Class B (g)	2,870,040	223,777
Adaptive Biotechnologies Corp.	134,117	5,190
Bruker Corp.	285,044	12,337
Nanostring Technologies, Inc. (a)	145,889	4,454
Thermo Fisher Scientific, Inc.	296,951	103,692
Wuxi Biologics (Cayman), Inc. (a)(g)	3,615,000	57,087
		499,989
Pharmaceuticals - 1.6%
Adimab LLC (c)(d)(e)	3,162,765	126,953
Akcea Therapeutics, Inc. (a)(b)	4,937,725	73,572
Bristol-Myers Squibb Co.	1,097,296	65,531
Dragonfly Therapeutics, Inc. (c)(d)	481,725	12,101
Fulcrum Therapeutics, Inc.	766,199	15,255
Hansoh Pharmaceutical Group Co. Ltd. (g)	2,880,000	12,585
Intra-Cellular Therapies, Inc. (a)	2,775,695	57,957
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	257,184	2,836
Kaleido Biosciences, Inc. (a)(b)	1,021,756	7,377
MyoKardia, Inc. (a)	1,849,053	189,140
Nektar Therapeutics (a)(b)	3,930,092	85,283
OptiNose, Inc. (a)(b)(f)	2,624,992	11,340
RPI International Holdings LP (c)(d)	130,847	30,775
Sienna Biopharmaceuticals, Inc. (a)(f)	1,919,143	29
Stemcentrx, Inc. rights 12/31/21 (a)(d)	2,065,715	0
Theravance Biopharma, Inc. (a)	1,859,112	46,943
		737,677

TOTAL HEALTH CARE		8,778,847

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	86,586	33,633
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	92,006
The Boeing Co.	297,612	43,407
		169,046
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	726,648	72,454
Airlines - 0.7%
Delta Air Lines, Inc.	332,388	8,380
JetBlue Airways Corp. (a)	4,185,358	42,147
Ryanair Holdings PLC sponsored ADR (a)	362,530	26,019
Southwest Airlines Co.	3,158,865	101,400
Spirit Airlines, Inc. (a)	1,198,554	15,521
United Airlines Holdings, Inc. (a)	768,002	21,535
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(e)	6,703,518	19,061
Series C (a)(c)(d)(e)	3,466,281	10,815
Series D (a)(c)(d)(e)	2,655,848	9,242
Wizz Air Holdings PLC (a)(g)	2,383,684	96,558
		350,678
Building Products - 0.1%
Trane Technologies PLC	401,908	36,256
Commercial Services & Supplies - 0.0%
HomeServe PLC	343,500	5,502
Electrical Equipment - 0.1%
AMETEK, Inc.	20,503	1,880
Eaton Corp. PLC	239,248	20,312
Emerson Electric Co.	335,948	20,500
Generac Holdings, Inc. (a)	157,524	17,528
		60,220
Industrial Conglomerates - 0.4%
3M Co.	298,514	46,700
General Electric Co.	650,319	4,273
Honeywell International, Inc.	957,440	139,643
		190,616
Machinery - 0.5%
Caterpillar, Inc.	266,714	32,040
Deere & Co.	469,372	71,401
Fortive Corp.	246,376	15,024
Gardner Denver Holdings, Inc. (a)	98,109	2,767
Illinois Tool Works, Inc.	445,573	76,844
Xylem, Inc.	822,776	54,583
		252,659
Professional Services - 0.0%
CoStar Group, Inc. (a)	9,914	6,512
Verisk Analytics, Inc.	26,852	4,637
		11,149
Road & Rail - 0.9%
Kansas City Southern	153,329	23,079
Lyft, Inc. (a)	1,034,164	32,328
Uber Technologies, Inc.	5,322,536	193,315
Union Pacific Corp.	880,301	149,528
		398,250

TOTAL INDUSTRIALS		1,546,830

INFORMATION TECHNOLOGY - 39.7%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	28,860	6,738
Ciena Corp. (a)	1,915,000	105,823
Cisco Systems, Inc.	392,881	18,788
Infinera Corp. (a)(f)	12,467,762	62,089
Lumentum Holdings, Inc. (a)	419,218	30,737
		224,175
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc. (a)	1,978,249	4,372
II-VI, Inc. (a)	895,393	42,558
TE Connectivity Ltd.	16,914	1,374
Trimble, Inc. (a)	335,373	13,120
		61,424
IT Services - 9.0%
Actua Corp. (a)(d)	1,555,638	78
Black Knight, Inc. (a)	432,054	33,260
IBM Corp.	33,806	4,222
MasterCard, Inc. Class A	1,655,439	498,105
MongoDB, Inc. Class A (a)	183,651	42,627
Okta, Inc. (a)	268,380	52,490
PayPal Holdings, Inc. (a)	4,270,493	661,969
Riskified Ltd. (c)(d)	28,776	7,804
Riskified Ltd. warrants (a)(c)(d)	4,733	0
Shopify, Inc. Class A (a)	2,792,296	2,119,233
Square, Inc. (a)	1,708,006	138,485
Twilio, Inc. Class A (a)	59,179	11,694
Visa, Inc. Class A	2,939,132	573,836
Wix.com Ltd. (a)	430,318	95,673
		4,239,476
Semiconductors & Semiconductor Equipment - 11.5%
Advanced Micro Devices, Inc. (a)	9,765,963	525,409
Applied Materials, Inc.	1,155,069	64,892
ASML Holding NV	335,912	110,686
Broadcom, Inc.	131,446	38,286
Cirrus Logic, Inc. (a)	1,442,719	104,568
Cree, Inc. (a)(b)	398,354	20,989
Inphi Corp. (a)	415,696	52,241
Intel Corp.	64,407	4,053
KLA-Tencor Corp.	201,885	35,524
Marvell Technology Group Ltd.	2,786,247	90,887
Micron Technology, Inc. (a)	2,654,452	127,175
NVIDIA Corp.	10,390,364	3,688,776
Qualcomm, Inc.	522,248	42,239
Silicon Laboratories, Inc. (a)(f)	3,002,379	281,203
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,378,530	69,381
Teradyne, Inc.	128,169	8,590
Texas Instruments, Inc.	1,131,531	134,358
Universal Display Corp.	30,183	4,425
		5,403,682
Software - 12.1%
2U, Inc. (a)(b)	340,881	12,432
Adobe, Inc. (a)	1,141,810	441,424
Atlassian Corp. PLC (a)	244,726	45,348
Autodesk, Inc. (a)	697,184	146,674
Avalara, Inc. (a)	134,289	14,377
Bill.Com Holdings, Inc. (a)	15,217	1,060
Cadence Design Systems, Inc. (a)	67,943	6,203
Cloudflare, Inc. (a)	5,571,038	161,950
Coupa Software, Inc. (a)	349,790	79,581
Crowdstrike Holdings, Inc. (b)	153,592	13,487
CyberArk Software Ltd. (a)	33,906	3,519
Datadog, Inc. Class A (a)	52,572	3,747
DocuSign, Inc. (a)	41,426	5,789
Elastic NV (a)	173,937	14,945
HubSpot, Inc. (a)	1,148,192	229,570
Intuit, Inc.	378,456	109,873
LivePerson, Inc. (a)	811,409	30,387
Medallia, Inc. (b)	433,165	12,250
Microsoft Corp.	12,315,471	2,256,810
Nutanix, Inc. Class A (a)	11,850,745	285,129
Oracle Corp.	1,880,934	101,138
Outset Medical, Inc. (a)(c)(d)	432,182	1,093
Paylocity Holding Corp. (a)	104,770	13,621
Ping Identity Holding Corp. (a)(b)	133,137	3,769
Pluralsight, Inc. (a)	1,004,284	20,919
RingCentral, Inc. (a)	38,911	10,671
Salesforce.com, Inc. (a)	7,938,197	1,387,517
Snowflake Computing, Inc. Class B (c)(d)	32,508	1,260
The Trade Desk, Inc. (a)(b)	157,490	49,068
Workday, Inc. Class A (a)	18,780	3,445
Zendesk, Inc. (a)	1,602,167	137,386
Zoom Video Communications, Inc. Class A (a)	104,126	18,689
Zscaler, Inc. (a)(b)	759,663	74,515
		5,697,646
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	9,006,578	2,863,551
Pure Storage, Inc. Class A (a)	6,889,801	121,329
Samsung Electronics Co. Ltd.	608,235	25,027
		3,009,907

TOTAL INFORMATION TECHNOLOGY		18,636,310

MATERIALS - 0.3%
Chemicals - 0.1%
Albemarle Corp. U.S. (b)	75,772	5,798
Dow, Inc.	274,921	10,612
DuPont de Nemours, Inc.	128,382	6,513
		22,923
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	4,699,400	113,010

TOTAL MATERIALS		135,933

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	304,004	78,485
Ant International Co. Ltd. Class C (a)(c)(d)	1,658,265	14,162
		92,647
TOTAL COMMON STOCKS
(Cost $15,995,461)		46,282,489

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	699,106	2,692
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC:
Series 3 (a)(c)(d)(e)	56,343	7,807
Series 4 (a)(c)(d)(e)	5,142	713
Series 5 (a)(c)(d)(e)	20,652	2,862
Topgolf International, Inc. Series F (a)(c)(d)	819,532	9,974
		21,356
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series B (a)(c)(d)	384,303	12,947
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	3,593
Series D (a)(c)(d)	69,363	3,174
		19,714
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	121,335	1,073
Series B (a)(c)(d)	21,315	188
Series C (a)(c)(d)	203,730	1,801
Series D (c)(d)	260,897	2,306
Series Seed (a)(c)(d)	406,151	3,590
		8,958
TOTAL CONSUMER DISCRETIONARY		50,028
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	643,820	27,562
Sweetgreen, Inc.:
Series C (c)(d)	5,291	79
Series D (c)(d)	85,105	1,271
Series H (a)(c)(d)	705,259	10,537
Series I (c)(d)	200,582	2,997
		42,446
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	1,060,308	6,716
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	22,033	2,442
TOTAL CONSUMER STAPLES		51,604
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc. Series B (c)(d)	416,094	5,309
Sonder Holdings, Inc.:
Series D (c)(d)	965,896	10,400
Series E (c)(d)	1,478,345	15,917
		31,626
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	863,631	3,722
TOTAL FINANCIALS		35,348
HEALTH CARE - 0.4%
Biotechnology - 0.2%
23andMe, Inc. Series F (a)(c)(d)	590,383	9,015
Akouos, Inc. Series B (c)(d)	7,629,245	3,620
Element Biosciences, Inc. Series B (c)(d)	1,096,312	5,624
Generation Bio:
Series B (a)(c)	831,800	8,052
Series C (c)	705,100	6,825
Immunocore Ltd. Series A (a)(c)(d)	67,323	9,904
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	5,141
Series DD (a)(c)(d)	1,543,687	7,549
Nuvation Bio, Inc. Series A (c)(d)(h)	13,044,100	12,261
Seer, Inc. Series D1 (c)(d)	1,490,748	5,590
		73,581
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(c)(d)	2,790,742	16,800
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	589,863	2,519
Series B 8.00%(a)(c)(d)	1,917,058	8,186
Series C, 8.00% (a)(c)(d)	2,688,186	11,479
		22,184
Pharmaceuticals - 0.1%
Allovir, Inc. Series B (c)(d)	1,225,771	12,258
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(c)(d)	16,803	6,705
Series C (c)(d)	13,100	5,228
Harmony Biosciences II, Inc.:
Series A (a)(c)(d)	10,934,380	26,461
Series C (c)(d)	2,033,272	4,921
Nohla Therapeutics, Inc. Series B (a)(c)(d)	9,124,200	0
		55,573
TOTAL HEALTH CARE		168,138
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	47,581
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	5,833,137	17,499
TOTAL INDUSTRIALS		65,080
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Starry, Inc.:
Series B (a)(c)(d)	9,869,159	12,040
Series C (a)(c)(d)	5,234,614	6,386
Series D (a)(c)(d)	5,078,764	6,196
		24,622
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	923,523	29
Riskified Ltd. Series E (c)(d)	22,562	6,119
		6,148
Software - 0.2%
Bird Rides, Inc.:
Series C (a)(c)(d)	348,328	3,957
Series D (c)(d)	415,100	4,716
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	19,513
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	0
Outset Medical, Inc.:
Series C(a)(c)(d)	1,244,716	3,149
Series D (a)(c)(d)	1,525,901	5,097
Series E (c)(d)	1,652,363	4,180
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	39,922
UiPath, Inc.:
Series A1 (c)(d)	195,690	7,139
Series B1 (c)(d)	9,749	356
Series B2 (c)(d)	48,550	1,771
		89,800
TOTAL INFORMATION TECHNOLOGY		120,570

TOTAL CONVERTIBLE PREFERRED STOCKS		493,460

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (c)(d)	44,767	3,844
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,120,169	8,446
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	464,607	3,601
Class B (a)(c)(d)	336,308	2,606
		6,207
Health Care Providers & Services - 0.0%
Oak Street Health LLC Series III-E (c)(d)(e)	51,733	10,383
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	46,864	18,702
Faraday Pharmaceuticals, Inc. Series B (d)	641,437	808
		19,510
TOTAL HEALTH CARE		36,100

TOTAL NONCONVERTIBLE PREFERRED STOCKS		48,390

TOTAL PREFERRED STOCKS
(Cost $573,479)		541,850
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $13,682)(c)(d)	13,682	17,716
	Shares	Value (000s)

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.11% (i)	149,195,270	149,225
Fidelity Securities Lending Cash Central Fund 0.10% (i)(j)	609,401,215	609,462
TOTAL MONEY MARKET FUNDS
(Cost $758,683)		758,687
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $17,341,305)		47,600,742
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(623,917)
NET ASSETS - 100%		$46,976,825

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $990,373,000 or 2.1% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated company

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $399,190,000 or 0.8% of net assets.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$8,197
Adimab LLC	9/17/14 - 6/5/15	$47,869
Agbiome LLC Series C	6/29/18	$6,716
Akouos, Inc. Series B	2/27/20	$3,620
Alignment Healthcare Partners unit	2/28/20	$10,550
Allbirds, Inc.	10/9/18	$3,372
Allbirds, Inc. Series A	10/9/18	$1,331
Allbirds, Inc. Series B	10/9/18	$234
Allbirds, Inc. Series C	10/9/18	$2,234
Allbirds, Inc. Series D	12/23/19	$3,362
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$4,077
Allovir, Inc. Series B	5/8/19	$9,990
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Ant International Co. Ltd. Class C	5/16/18	$9,303
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Bird Rides, Inc. Series C	12/21/18	$4,091
Bird Rides, Inc. Series D	9/30/19	$5,362
Blink Health LLC Series C	11/7/19	$24,578
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$6,920
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$5,395
Cibus Corp. Series C	2/16/18	$9,500
Cibus Corp. Series D	5/10/19	$3,426
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$590
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$5,751
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$10,182
Cyclerion Therapeutics, Inc.	4/2/19	$8,052
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Dragonfly Therapeutics, Inc.	12/19/19	$12,746
Element Biosciences, Inc. Series B	12/13/19	$5,745
Generation Bio Series B	2/21/18	$7,607
Generation Bio Series C	1/9/20	$3,942
Harmony Biosciences II, Inc. Series A	9/22/17	$10,934
Harmony Biosciences II, Inc. Series C	8/9/19	$3,985
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$1,299
JUUL Labs, Inc. Series E	7/6/18	$650
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$7,719
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	$720
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	$2,943
Mulberry Health, Inc. Series A-8	1/20/16	$18,851
Nohla Therapeutics, Inc. Series B	5/1/18	$4,161
Nuvation Bio, Inc. Series A	6/17/19	$10,062
Oak Street Health LLC Series III-E	2/21/20	$8,085
On Holding AG	2/6/20	$8,202
Outset Medical, Inc.	4/19/17 - 8/20/18	$946
Outset Medical, Inc. Series C	4/19/17	$2,216
Outset Medical, Inc. Series D	8/20/18	$4,410
Outset Medical, Inc. Series E	1/27/20	$3,635
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$4,240
Reddit, Inc. Series B	7/26/17	$5,456
Riskified Ltd.	12/20/19 - 4/15/20	$6,506
Riskified Ltd. Series E	10/28/19	$5,367
Riskified Ltd. warrants	10/28/19	$0
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Seer, Inc. Series D1	5/12/20	$5,590
Snowflake Computing, Inc. Class B	3/19/20	$1,261
Sonder Holdings, Inc. Series D	12/20/19	$10,138
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$15,917
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Starry, Inc. Series D	3/6/19	$7,263
Sweetgreen, Inc. Series C	9/13/19	$90
Sweetgreen, Inc. Series D	9/13/19	$1,455
Sweetgreen, Inc. Series H	11/9/18	$9,197
Sweetgreen, Inc. Series I	9/13/19	$3,430
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class A	5/14/15	$67,653
Tory Burch LLC Class B	12/31/12	$17,505
Turn, Inc. (Escrow)	4/11/17	$0
UiPath, Inc. Series A1	6/14/19	$7,701
UiPath, Inc. Series B1	6/14/19	$384
UiPath, Inc. Series B2	6/14/19	$1,911
Waymo LLC Series A2	5/8/20	$3,844
Wheels Up Partners Holdings LLC Series B	9/18/15	$19,040
Wheels Up Partners Holdings LLC Series C	6/22/17	$10,815
Wheels Up Partners Holdings LLC Series D	5/16/19	$9,242
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140
Yumanity Holdings LLC Class B	6/19/18	$2,815

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$251
Fidelity Securities Lending Cash Central Fund	2,258
Total	$2,509

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$356,627	$8,095	$26,769	$--	$10,584	$20,161	$--
Actua Corp.	453	--	11	--	11	(375)	--
Akcea Therapeutics, Inc.	101,194	--	4,393	--	916	(24,145)	--
Arlo Technologies, Inc.	14,633	--	7,904	--	(21,013)	18,656	--
Axcella Health, Inc.	3,821	5,151	173	--	41	3,245	12,085
Infinera Corp.	79,794	2,426	3,231	--	812	(17,712)	62,089
Ionis Pharmaceuticals, Inc.	528,346	27,165	25,514	--	9,309	(75,926)	463,380
Karuna Therapeutics, Inc.	86,032	3,314	4,371	--	3,669	52,145	145,051
Karuna Therapeutics, Inc.	24,967	--	--	--	--	(20,705)	--
Lexicon Pharmaceuticals, Inc.	20,529	--	2,101	--	(9,205)	334	--
lululemon athletica, Inc.	1,492,234	27,564	56,373	--	52,357	427,270	--
Momenta Pharmaceuticals, Inc.	100,894	27,945	6,664	--	3,515	99,596	225,286
OptiNose, Inc.	24,547	870	702	--	(71)	(13,304)	11,340
Presbia PLC	7	--	--	--	(140)	155	22
Rigel Pharmaceuticals, Inc.	23,046	--	1,091	--	(1,155)	(1,693)	19,107
Rubius Therapeutics, Inc.	30,122	6,693	1,300	--	210	(6,100)	29,625
Sienna Biopharmaceuticals, Inc.	336	--	2	--	(188)	(117)	29
Silicon Laboratories, Inc.	318,613	12,518	13,143	--	6,114	(42,899)	281,203
Syros Pharmaceuticals, Inc.	6,242	--	325	--	(25)	5,633	--
Syros Pharmaceuticals, Inc.	4,784	--	--	--	--	4,399	--
Translate Bio, Inc.	30,813	--	1,029	--	326	30,992	--
UNITY Biotechnology, Inc.	17,120	3,644	612	--	3	1,847	22,002
	3,265,154	125,385	155,708	--	56,070	461,457	1,271,219

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$5,246,416	$5,192,118	$51,592	$2,706
Consumer Discretionary	10,002,235	9,478,105	386,205	137,925
Consumer Staples	1,165,665	1,106,863	2,314	56,488
Energy	255,920	255,920	--	--
Financials	573,648	538,300	--	35,348
Health Care	8,983,085	8,502,007	95,351	385,727
Industrials	1,611,910	1,415,706	--	196,204
Information Technology	18,756,880	18,626,075	--	130,805
Materials	135,933	135,933	--	--
Real Estate	92,647	78,485	--	14,162
Preferred Securities	17,716	--	--	17,716
Money Market Funds	758,687	758,687	--	--
Total Investments in Securities:	$47,600,742	$46,088,199	$535,462	$977,081

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$991,561
Net Realized Gain (Loss) on Investment Securities	1,951
Net Unrealized Gain (Loss) on Investment Securities	(97,293)
Cost of Purchases	125,855
Proceeds of Sales	(32,178)
Amortization/Accretion	--
Transfers into Level 3	24,749
Transfers out of Level 3	(37,564)
Ending Balance	$977,081
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2020	$(97,293)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.7%
Canada	4.8%
Cayman Islands	2.4%
Germany	1.1%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $619,346) — See accompanying schedule: Unaffiliated issuers (cost $15,428,398)	$45,570,836
Fidelity Central Funds (cost $758,683)	758,687
Other affiliated issuers (cost $1,154,224)	1,271,219
Total Investment in Securities (cost $17,341,305)		$47,600,742
Cash		464
Restricted cash		1,654
Foreign currency held at value (cost $101)		101
Receivable for investments sold		76,340
Receivable for fund shares sold		26,311
Dividends receivable		20,388
Distributions receivable from Fidelity Central Funds		338
Prepaid expenses		10
Other receivables		2,143
Total assets		47,728,491
Liabilities
Payable for investments purchased
Regular delivery	$85,504
Delayed delivery	5,031
Payable for fund shares redeemed	18,698
Accrued management fee	26,987
Other affiliated payables	3,541
Other payables and accrued expenses	2,500
Collateral on securities loaned	609,405
Total liabilities		751,666
Net Assets		$46,976,825
Net Assets consist of:
Paid in capital		$14,503,743
Total accumulated earnings (loss)		32,473,082
Net Assets		$46,976,825
Net Asset Value and Maximum Offering Price
Growth Company:
Net Asset Value, offering price and redemption price per share ($32,115,569 ÷ 1,307,532 shares)		$24.56
Class K:
Net Asset Value, offering price and redemption price per share ($14,861,256 ÷ 603,885 shares)		$24.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$107,674
Income from Fidelity Central Funds (including $2,258 from security lending)		2,509
Total income		110,183
Expenses
Management fee
Basic fee	$113,807
Performance adjustment	39,310
Transfer agent fees	20,253
Accounting fees	1,119
Custodian fees and expenses	281
Independent trustees' fees and expenses	122
Registration fees	176
Audit	78
Legal	43
Interest	40
Miscellaneous	313
Total expenses before reductions	175,542
Expense reductions	(307)
Total expenses after reductions		175,235
Net investment income (loss)		(65,052)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,492,422
Fidelity Central Funds	35
Other affiliated issuers	56,070
Foreign currency transactions	(419)
Total net realized gain (loss)		2,548,108
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,881)	4,325,451
Fidelity Central Funds	(5)
Other affiliated issuers	461,457
Assets and liabilities in foreign currencies	44
Total change in net unrealized appreciation (depreciation)		4,786,947
Net gain (loss)		7,335,055
Net increase (decrease) in net assets resulting from operations		$7,270,003

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(65,052)	$(72,013)
Net realized gain (loss)	2,548,108	4,402,258
Change in net unrealized appreciation (depreciation)	4,786,947	4,056,258
Net increase (decrease) in net assets resulting from operations	7,270,003	8,386,503
Distributions to shareholders	(1,648,937)	(2,255,301)
Share transactions - net increase (decrease)	(2,276,704)	(3,581,880)
Total increase (decrease) in net assets	3,344,362	2,549,322
Net Assets
Beginning of period	43,632,463	41,083,141
End of period	$46,976,825	$43,632,463

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Company Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$21.54	$18.79	$18.53	$14.28	$14.35	$13.65
Income from Investment Operations
Net investment income (loss)B	(.04)	(.04)	(.01)C	(.01)	.01	–
Net realized and unrealized gain (loss)	3.88	3.81	1.12	5.08	.47	1.17
Total from investment operations	3.84	3.77	1.11	5.07	.48	1.17
Distributions from net investment income	–	–	–	(.01)	–	(.01)
Distributions from net realized gain	(.82)	(1.02)	(.85)	(.81)	(.55)	(.46)
Total distributions	(.82)	(1.02)	(.85)	(.82)	(.55)	(.47)
Net asset value, end of period	$24.56	$21.54	$18.79	$18.53	$14.28	$14.35
Total ReturnD,E	18.37%	22.05%	6.19%	37.34%	3.48%	8.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.85%H	.83%	.85%	.85%	.77%	.88%
Expenses net of fee waivers, if any	.85%H	.83%	.85%	.85%	.77%	.87%
Expenses net of all reductions	.85%H	.83%	.85%	.85%	.77%	.87%
Net investment income (loss)	(.33)%H	(.20)%	(.07)%C	(.04)%	.07%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$32,116	$28,861	$25,615	$25,256	$21,114	$23,513
Portfolio turnover rateI	14%H,J	16%J	18%J	15%J	19%J	18%J

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19) %.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Company Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018 A	2017 A	2016 A	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$21.57	$18.80	$18.52	$14.27	$14.34	$13.64
Income from Investment Operations
Net investment income (loss)B	(.03)	(.02)	–C,D	.01	.02	.01
Net realized and unrealized gain (loss)	3.89	3.81	1.13	5.07	.47	1.17
Total from investment operations	3.86	3.79	1.13	5.08	.49	1.18
Distributions from net investment income	–	–	–D	(.02)	(.01)	(.03)
Distributions from net realized gain	(.82)	(1.02)	(.85)	(.81)	(.55)	(.45)
Total distributions	(.82)	(1.02)	(.85)	(.83)	(.56)	(.48)
Net asset value, end of period	$24.61	$21.57	$18.80	$18.52	$14.27	$14.34
Total ReturnE,F	18.44%	22.15%	6.28%	37.47%	3.59%	9.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.75%	.76%	.75%	.66%	.77%
Expenses net of fee waivers, if any	.77%I	.75%	.76%	.75%	.66%	.77%
Expenses net of all reductions	.77%I	.75%	.76%	.75%	.66%	.77%
Net investment income (loss)	(.25)%I	(.12)%	.02%C	.06%	.17%	.09%
Supplemental Data
Net assets, end of period (in millions)	$14,861	$14,772	$15,468	$16,416	$14,739	$17,587
Portfolio turnover rateJ	14%I,K	16%K	18%K	15%K	19%K	18%K

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$959,365	Market approach	Transaction price	$1.25 - $220.00 / $131.49	Increase
			Discount rate	6.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Recovery value	Recovery value	0.0% - 0.1% / 0.0%	Increase
		Market comparable	Transaction price	$0.47 - $411.85 / $95.26	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	10.8	Increase
			Discount rate	2.1% - 75.0% / 34.8%	Decrease
			Enterprise value/Sales multiple (EV/S)	1.0 - 21.2 / 6.0	Increase
			Discount for lack of marketability	10.0% - 15.0% / 14.5%	Decrease
			Premium rate	2.0% - 233.2% / 84.8%	Increase
			Liquidity preference	$2.84 - $142.52 / $31.46	Increase
			Conversion ratio	1.3 - 3.0 / 2.6	Increase
		Discounted cash flow	Discount rate	10.0% - 11.0% / 10.5%	Decrease
			Growth rate	3.5%	Increase
			Probability rate	6.3%	Increase
Preferred Securities	$17,716	Market approach	Transaction price	$100.00	Increase
			Conversion ratio	1.2	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $2,098 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$31,546,944
Gross unrealized depreciation	(1,449,196)
Net unrealized appreciation (depreciation)	$30,097,748
Tax cost	$17,502,994

The Fund elected to defer to its next fiscal year approximately $61,170 of ordinary losses recognized during the period January 1, 2019 to November 30, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $270,057 in these Subsidiaries, representing .57% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company Fund	2,979,979	5,571,715

Unaffiliated Redemptions In-Kind. During the period, 69,722 shares of the Fund were redeemed in-kind for investments and cash with a value of $1,471,860. The net realized gain of $1,054,797 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 149,484 shares of the Fund were redeemed in-kind for investments and cash with a value of $2,837,703. The Fund had a net realized gain of $2,012,389 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged 23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Company	$17,311.12
Class K	2,942.04
	$20,253

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Company Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Company Fund	$134

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Company Fund	Borrower	$39,392	1.59%	$40

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 40,528 shares of the Fund were redeemed in-kind for investments and cash with a value of $789,114. The Fund had a net realized gain of $560,520 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $198.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Growth Company Fund	$53

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $297. Total fees paid by the Fund to NFS, as lending agent, amounted to $218. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $47 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $217 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $87.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Growth Company	$1,096,909	$1,424,494
Class K	552,028	830,807
Total	$1,648,937	$2,255,301

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Growth Company
Shares sold	80,393	180,739	$1,704,219	$3,351,066
Reinvestment of distributions	46,565	83,397	1,001,606	1,317,674
Shares redeemed	(159,387)(a)	(287,594)(b),(c)	(3,329,965)(a)	(5,449,107)(b),(c)
Net increase (decrease)	(32,429)	(23,458)	$(624,140)	$(780,367)
Class K
Shares sold	86,872	107,306	$1,850,402	$2,022,758
Reinvestment of distributions	25,606	52,532	551,818	830,534
Shares redeemed	(193,403)(a)	(297,834)(b),(c)	(4,054,784)(a)	(5,654,805)(b),(c)
Net increase (decrease)	(80,925)	(137,996)	$(1,652,564)	$(2,801,513)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

 (c) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Growth Company	.85%
Actual		$1,000.00	$1,183.70	$4.64
Hypothetical-C		$1,000.00	$1,020.75	$4.29
Class K	.77%
Actual		$1,000.00	$1,184.40	$4.20
Hypothetical-C		$1,000.00	$1,021.15	$3.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Company Fund

2019 Total Return % vs. Morningstar Custom Large/Mid Growth and Russell 3000 Growth:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
14.00
12.00
10.00
8.00
6.00
4.00
13.70
10.60
7.66
5.02
4.95
1 Year
80.0
70.0
60.0
50.0
78.5
78.1
68.6
63.5
50.3
3 Year
100.0
90.0
80.0
70.0
60.0
50.0
97.2
96.3
84.4
82.9
56.6
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	15%	90%	92%
Class K	15%	91%	92%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Growth Company Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GCF-SANN-0720
1.704741.122

Fidelity® New Millennium Fund®

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
General Electric Co.	3.9
Comcast Corp. Class A	2.5
Bank of America Corp.	2.4
Exxon Mobil Corp.	2.4
Peloton Interactive, Inc. Class B	2.3
UnitedHealth Group, Inc.	2.3
Wells Fargo & Co.	2.1
Cisco Systems, Inc.	1.9
Visa, Inc. Class A	1.9
Hess Corp.	1.7
23.4

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Financials	16.7
Health Care	16.3
Industrials	13.4
Consumer Discretionary	12.1
Information Technology	11.8

Asset Allocation (% of fund's net assets)

As of May 31, 2020 *
Stocks	97.4%
Convertible Securities	1.0%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 16.4%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 2.1%
Cogent Communications Group, Inc.	135,900	$10,399
Verizon Communications, Inc.	650,200	37,308
		47,707
Entertainment - 0.4%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	3,929,314	8,055
Media - 2.7%
Comcast Corp. Class A	1,414,200	56,002
Sinclair Broadcast Group, Inc. Class A (e)	220,000	4,112
		60,114
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	207,637	20,772

TOTAL COMMUNICATION SERVICES		136,648

CONSUMER DISCRETIONARY - 11.7%
Automobiles - 1.2%
Aston Martin Lagonda Global Holdings PLC (a)(e)(f)	6,167,500	4,201
Fiat Chrysler Automobiles NV	1,400,500	12,380
General Motors Co.	421,300	10,903
		27,484
Hotels, Restaurants & Leisure - 0.8%
Churchill Downs, Inc.	61,100	8,106
Dunkin' Brands Group, Inc.	143,900	9,191
		17,297
Household Durables - 1.8%
D.R. Horton, Inc.	328,700	18,177
Mohawk Industries, Inc. (a)	82,300	7,670
NVR, Inc. (a)	4,110	13,241
		39,088
Internet & Direct Marketing Retail - 1.0%
GrubHub, Inc. (a)(e)	137,200	7,785
The Booking Holdings, Inc. (a)	8,500	13,935
		21,720
Leisure Products - 2.8%
New Academy Holding Co. LLC unit (a)(c)(d)(g)	66,000	2,072
Peloton Interactive, Inc.:
Class A (a)	73,700	3,109
Class B	1,222,216	51,565
Smith & Wesson Brands, Inc. (a)	499,000	5,898
		62,644
Specialty Retail - 2.3%
AutoZone, Inc. (a)	10,700	12,282
Best Buy Co., Inc.	124,200	9,699
National Vision Holdings, Inc. (a)	338,700	9,070
TJX Companies, Inc.	391,800	20,671
		51,722
Textiles, Apparel & Luxury Goods - 1.8%
Allbirds, Inc. (a)(c)(d)	22,235	197
Brunello Cucinelli SpA	822,600	26,718
PVH Corp.	120,000	5,456
Tapestry, Inc.	374,300	5,090
Under Armour, Inc. Class A (sub. vtg.) (a)	408,400	3,574
		41,035

TOTAL CONSUMER DISCRETIONARY		260,990

CONSUMER STAPLES - 4.0%
Beverages - 0.5%
Diageo PLC sponsored ADR	76,600	10,771
Food & Staples Retailing - 0.7%
Kroger Co.	506,400	16,519
Food Products - 0.9%
Danone SA	157,100	10,809
Greencore Group PLC	5,431,161	9,075
		19,884
Household Products - 0.7%
Reckitt Benckiser Group PLC	170,400	15,262
Personal Products - 1.2%
Edgewell Personal Care Co. (a)	332,300	10,109
Unilever NV	329,600	17,033
		27,142

TOTAL CONSUMER STAPLES		89,578

ENERGY - 9.7%
Energy Equipment & Services - 0.8%
Borr Drilling Ltd. (a)(e)	816,640	504
Oceaneering International, Inc. (a)	523,752	3,362
Odfjell Drilling Ltd. (a)	3,992,224	4,049
Pacific Drilling SA (a)(e)	394,783	161
Schlumberger Ltd.	460,600	8,507
TechnipFMC PLC	302,000	2,235
		18,818
Oil, Gas & Consumable Fuels - 8.9%
BP PLC sponsored ADR	616,573	14,267
Cabot Oil & Gas Corp.	535,800	10,630
Cenovus Energy, Inc. (Canada)	2,309,000	10,062
Cheniere Energy, Inc. (a)	382,700	16,973
Energy Transfer Equity LP	725,500	5,920
Exxon Mobil Corp.	1,161,700	52,822
GasLog Ltd. (e)	438,641	1,505
Golar LNG Ltd. (e)	791,400	6,276
Hess Corp.	787,900	37,402
Kosmos Energy Ltd.	2,698,800	4,912
New Fortress Energy LLC (a)	495,000	6,866
The Williams Companies, Inc.	915,397	18,702
Valero Energy Corp.	177,300	11,815
		198,152

TOTAL ENERGY		216,970

FINANCIALS - 16.7%
Banks - 6.7%
Bank of America Corp.	2,192,900	52,893
Comerica, Inc.	176,400	6,412
HDFC Bank Ltd. sponsored ADR	246,900	10,328
PNC Financial Services Group, Inc.	223,200	25,454
Wells Fargo & Co.	1,745,400	46,201
Wintrust Financial Corp.	206,800	8,760
		150,048
Capital Markets - 3.8%
Goldman Sachs Group, Inc.	87,500	17,193
Morgan Stanley	331,200	14,639
Northern Trust Corp.	128,900	10,184
The NASDAQ OMX Group, Inc.	167,100	19,795
TPG Specialty Lending, Inc.	947,539	17,435
Virtu Financial, Inc. Class A	243,495	5,807
		85,053
Insurance - 4.8%
American International Group, Inc.	1,036,100	31,145
Arch Capital Group Ltd. (a)	642,800	18,140
Chubb Ltd.	209,509	25,548
First American Financial Corp.	130,200	6,574
Hiscox Ltd.	663,207	6,064
MetLife, Inc.	378,500	13,630
RenaissanceRe Holdings Ltd.	34,200	5,741
		106,842
Thrifts & Mortgage Finance - 1.4%
Housing Development Finance Corp. Ltd.	350,368	7,688
Radian Group, Inc.	1,514,423	24,049
		31,737

TOTAL FINANCIALS		373,680

HEALTH CARE - 15.6%
Biotechnology - 1.8%
Amgen, Inc.	99,900	22,947
Regeneron Pharmaceuticals, Inc. (a)	17,800	10,908
Viela Bio, Inc.	121,600	5,703
		39,558
Health Care Equipment & Supplies - 3.7%
Becton, Dickinson & Co.	95,800	23,656
Boston Scientific Corp. (a)	635,200	24,131
Danaher Corp.	117,500	19,577
Intuitive Surgical, Inc. (a)	27,700	16,067
		83,431
Health Care Providers & Services - 4.8%
Centene Corp. (a)	394,300	26,122
Cigna Corp.	110,700	21,843
UnitedHealth Group, Inc.	167,000	50,910
Universal Health Services, Inc. Class B	71,900	7,582
		106,457
Life Sciences Tools & Services - 0.7%
Bruker Corp.	359,022	15,538
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	416,600	24,879
Eli Lilly & Co.	185,800	28,418
Kala Pharmaceuticals, Inc. (a)	353,451	4,351
Prestige Brands Holdings, Inc. (a)	239,600	10,111
Roche Holding AG (participation certificate)	61,770	21,442
Sanofi SA	142,900	13,978
		103,179

TOTAL HEALTH CARE		348,163

INDUSTRIALS - 13.3%
Aerospace & Defense - 4.2%
General Dynamics Corp.	135,600	19,910
Huntington Ingalls Industries, Inc.	126,700	25,326
Kratos Defense & Security Solutions, Inc. (a)	556,300	10,319
Northrop Grumman Corp.	75,500	25,308
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	58,589	12,890
Class C (a)(c)(d)	818	180
		93,933
Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (a)	111,700	8,803
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	146,600	8,937
Commercial Services & Supplies - 1.1%
IAA Spinco, Inc. (a)	203,900	8,360
KAR Auction Services, Inc.	225,000	3,229
Stericycle, Inc. (a)	159,300	8,734
U.S. Ecology, Inc.	142,656	4,803
		25,126
Construction & Engineering - 0.7%
AECOM (a)	267,700	10,379
Argan, Inc.	175,800	6,503
		16,882
Electrical Equipment - 0.3%
Melrose Industries PLC	4,970,528	7,069
Industrial Conglomerates - 3.9%
General Electric Co.	13,268,300	87,171
Machinery - 1.1%
Donaldson Co., Inc.	230,100	10,918
Gardner Denver Holdings, Inc. (a)	244,400	6,892
Pentair PLC	148,600	5,816
		23,626
Marine - 0.5%
Goodbulk Ltd. (a)(d)	959,290	10,790
Road & Rail - 0.7%
Knight-Swift Transportation Holdings, Inc. Class A	382,686	15,924

TOTAL INDUSTRIALS		298,261

INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 2.5%
Cisco Systems, Inc.	908,400	43,440
Ericsson (B Shares)	1,355,300	12,411
		55,851
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	229,382	22,149
FLIR Systems, Inc.	138,800	6,413
Keysight Technologies, Inc. (a)	128,300	13,873
		42,435
IT Services - 5.0%
Akamai Technologies, Inc. (a)	200,700	21,234
Black Knight, Inc. (a)	124,849	9,611
Euronet Worldwide, Inc. (a)	61,000	5,779
Fidelity National Information Services, Inc.	150,300	20,866
Fiserv, Inc. (a)	1	0
Leidos Holdings, Inc.	101,900	10,729
Visa, Inc. Class A	220,800	43,109
		111,328
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	99,700	11,261
Lam Research Corp.	31,900	8,730
NVIDIA Corp.	98,200	34,863
		54,854

TOTAL INFORMATION TECHNOLOGY		264,468

MATERIALS - 4.0%
Chemicals - 0.9%
LG Chemical Ltd.	29,950	9,492
Nutrien Ltd.	176,520	6,026
Olin Corp.	328,500	3,952
		19,470
Containers & Packaging - 0.8%
Avery Dennison Corp.	63,300	7,005
O-I Glass, Inc.	1,357,700	10,400
		17,405
Metals & Mining - 2.3%
Franco-Nevada Corp.	133,400	18,725
Newcrest Mining Ltd.	431,628	8,746
Novagold Resources, Inc. (a)	2,527,980	24,218
		51,689

TOTAL MATERIALS		88,564

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Cousins Properties, Inc.	193,288	6,015
Gaming & Leisure Properties	178,100	6,152
Healthcare Trust of America, Inc.	244,500	6,472
Simon Property Group, Inc.	85,200	4,916
Spirit Realty Capital, Inc.	307,660	8,747
VEREIT, Inc.	786,500	4,310
VICI Properties, Inc.	1,100,400	21,595
		58,207
UTILITIES - 1.8%
Electric Utilities - 1.8%
Duke Energy Corp.	271,400	23,240
Southern Co.	305,000	17,406
		40,646
TOTAL COMMON STOCKS
(Cost $2,076,769)		2,176,175

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc.:
Series A (a)(c)(d)	8,775	78
Series B (a)(c)(d)	1,540	14
Series C (a)(c)(d)	14,735	130
Series D (c)(d)	28,273	250
Series Seed (a)(c)(d)	41,664	368
Bolt Threads, Inc. Series D (a)(c)(d)	390,327	6,183
		7,023
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc.:
Series C (c)(d)	1,587	24
Series D (c)(d)	25,534	381
Series I (c)(d)	60,179	899
		1,304
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Butterfly Network, Inc. Series D (a)(c)(d)	658,083	9,621
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(c)(d)	7,570	1,665

TOTAL CONVERTIBLE PREFERRED STOCKS		19,613

Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Oak Street Health LLC Series III-E (b)(c)(d)	18,409	3,695
TOTAL PREFERRED STOCKS
(Cost $19,467)		23,308
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	2,915	2,915
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (f)(h)	214	2
TOTAL CORPORATE BONDS
(Cost $3,132)		2,917

Preferred Securities - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. 5% 5/21/22 (Cost $4,032)(c)(d)	4,032	4,032
	Shares	Value (000s)

Other - 0.2%
ENERGY- 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $8,368)	8,367,654	3,847

Money Market Funds - 0.9%
Fidelity Securities Lending Cash Central Fund 0.10% (i)(j)
(Cost $19,342)	19,340,060	19,342
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,131,110)		2,229,621
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,242
NET ASSETS - 100%		$2,235,863

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,495,000 or 2.6% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,203,000 or 0.2% of net assets.

 (g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$244
Allbirds, Inc. Series A	10/9/18	$96
Allbirds, Inc. Series B	10/9/18	$17
Allbirds, Inc. Series C	10/9/18	$162
Allbirds, Inc. Series D	12/23/19	$364
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$416
Bolt Threads, Inc. Series D	12/13/17	$6,261
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$2,915
Butterfly Network, Inc. Series D	5/4/18	$6,759
Butterfly Network, Inc. 5% 5/21/22	5/19/20	$4,032
New Academy Holding Co. LLC unit	8/1/11	$6,956
Oak Street Health LLC Series III-E	2/21/20	$2,877
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Sweetgreen, Inc. Series C	9/13/19	$27
Sweetgreen, Inc. Series D	9/13/19	$437
Sweetgreen, Inc. Series I	9/13/19	$1,029
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$8,368
WME Entertainment Parent, LLC Class A	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$160
Fidelity Securities Lending Cash Central Fund	340
Total	$500

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$136,648	$128,593	$--	$8,055
Consumer Discretionary	268,013	258,721	--	9,292
Consumer Staples	90,882	46,474	43,104	1,304
Energy	216,970	216,970	--	--
Financials	373,680	373,680	--	--
Health Care	361,479	312,743	35,420	13,316
Industrials	299,926	274,401	--	25,525
Information Technology	264,468	252,057	12,411	--
Materials	88,564	79,818	8,746	--
Real Estate	58,207	58,207	--	--
Utilities	40,646	40,646	--	--
Corporate Bonds	2,917	--	2	2,915
Preferred Securities	4,032	--	--	4,032
Other	3,847	--	--	3,847
Money Market Funds	19,342	19,342	--	--
Total Investments in Securities:	$2,229,621	$2,061,652	$99,683	$68,286

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Industrials
Beginning Balance	$28,378
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(2,853)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$25,525
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2020	$(2,853)
Other Investments in Securities
Beginning Balance	$33,808
Net Realized Gain (Loss) on Investment Securities	(6,272)
Net Unrealized Gain (Loss) on Investment Securities	4,661
Cost of Purchases	10,564
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$42,761
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2020	$(1,611)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.6%
Canada	2.6%
Bermuda	2.5%
United Kingdom	2.4%
Switzerland	2.1%
Netherlands	1.3%
Italy	1.2%
France	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,710) — See accompanying schedule: Unaffiliated issuers (cost $2,111,768)	$2,210,279
Fidelity Central Funds (cost $19,342)	19,342
Total Investment in Securities (cost $2,131,110)		$2,229,621
Restricted cash		338
Receivable for investments sold		28,361
Receivable for fund shares sold		256
Dividends receivable		5,273
Interest receivable		36
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		1
Other receivables		11
Total assets		2,263,934
Liabilities
Payable to custodian bank	$919
Payable for investments purchased	4,814
Payable for fund shares redeemed	2,158
Accrued management fee	446
Other affiliated payables	317
Other payables and accrued expenses	85
Collateral on securities loaned	19,332
Total liabilities		28,071
Net Assets		$2,235,863
Net Assets consist of:
Paid in capital		$2,072,153
Total accumulated earnings (loss)		163,710
Net Assets		$2,235,863
Net Asset Value, offering price and redemption price per share ($2,235,863 ÷ 70,842 shares)		$31.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$26,452
Interest		40
Income from Fidelity Central Funds (including $340 from security lending)		500
Total income		26,992
Expenses
Management fee
Basic fee	$6,796
Performance adjustment	(3,116)
Transfer agent fees	1,771
Accounting fees	379
Custodian fees and expenses	29
Independent trustees' fees and expenses	8
Registration fees	17
Audit	40
Legal	3
Interest	1
Miscellaneous	34
Total expenses before reductions	5,962
Expense reductions	(17)
Total expenses after reductions		5,945
Net investment income (loss)		21,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,581
Fidelity Central Funds	6
Foreign currency transactions	(79)
Total net realized gain (loss)		50,508
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $71)	(493,398)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		(493,389)
Net gain (loss)		(442,881)
Net increase (decrease) in net assets resulting from operations		$(421,834)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,047	$51,461
Net realized gain (loss)	50,508	85,099
Change in net unrealized appreciation (depreciation)	(493,389)	218,863
Net increase (decrease) in net assets resulting from operations	(421,834)	355,423
Distributions to shareholders	(127,086)	(456,326)
Share transactions
Proceeds from sales of shares	44,910	137,673
Reinvestment of distributions	120,701	434,841
Cost of shares redeemed	(371,787)	(686,694)
Net increase (decrease) in net assets resulting from share transactions	(206,176)	(114,180)
Total increase (decrease) in net assets	(755,096)	(215,083)
Net Assets
Beginning of period	2,990,959	3,206,042
End of period	$2,235,863	$2,990,959
Other Information
Shares
Sold	1,390	3,922
Issued in reinvestment of distributions	3,211	14,115
Redeemed	(11,590)	(19,320)
Net increase (decrease)	(6,989)	(1,283)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Millennium Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$38.43	$40.52	$42.70	$37.56	$38.99	$42.10
Income from Investment Operations
Net investment income (loss)A	.28	.62	.43	.38	.43	.39
Net realized and unrealized gain (loss)	(5.50)	3.11	.87	7.01	2.31	(.46)
Total from investment operations	(5.22)	3.73	1.30	7.39	2.74	(.07)
Distributions from net investment income	(.36)	(.39)	(.36)	(.43)	(.35)	(.28)
Distributions from net realized gain	(1.29)	(5.43)	(3.12)	(1.82)	(3.82)	(2.76)
Total distributions	(1.65)	(5.82)	(3.48)	(2.25)	(4.17)	(3.04)
Net asset value, end of period	$31.56	$38.43	$40.52	$42.70	$37.56	$38.99
Total ReturnB,C	(14.27)%	12.82%	3.19%	20.69%	8.57%	.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.61%	.64%	.54%	.57%	.72%
Expenses net of fee waivers, if any	.47%F	.61%	.64%	.54%	.57%	.72%
Expenses net of all reductions	.47%F	.61%	.63%	.54%	.57%	.71%
Net investment income (loss)	1.65%F	1.72%	1.03%	.98%	1.25%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$2,236	$2,991	$3,206	$3,288	$3,045	$3,313
Portfolio turnover rateG	33%F	34%	37%	31%	44%	57%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$57,492	Market approach	Transaction price	$220.00	Increase
			Discount rate	0.1%	Decrease
		Market comparable	Discount rate	3.7% - 6.4% / 5.7%	Decrease
			Enterprise value/Sales multiple (EV/S)	2.9 - 16.8 / 11.1	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	12.3% - 94.7% / 49.8%	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	13.0%	Increase
			Growth rate	1.0%	Increase
Corporate Bonds	$2,915	Market approach	Transaction price	$100.00	Increase
Other	$3,847	Discounted cash flow	Discount rate	17.2%	Decrease
Preferred Securities	$4,032	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$478,797
Gross unrealized depreciation	(383,853)
Net unrealized appreciation (depreciation)	$94,944
Tax cost	$2,135,223

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $15,935 in these Subsidiaries, representing .71% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity New Millennium Fund	416,126	696,677

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment up to a maximum of +/-.20% of the Fund's average net assets over a 36 month performance period. The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .29% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity New Millennium Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity New Millennium Fund	$16

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity New Millennium Fund	Borrower	$9,186	1.80%	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity New Millennium Fund	$3

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $15. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $4 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.47%	$1,000.00	$857.30	$2.18
Hypothetical-C		$1,000.00	$1,022.65	$2.38

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Millennium Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity New Millennium Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity New Millennium Fund

The Board considered that effective February 1, 2017, the fund's individual fund fee rate was reduced from 0.35% to 0.30%. The Board considered that the chart below reflects the fund's management rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

NMF-SANN-0720
1.704547.122

Fidelity® Growth Strategies Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Global Payments, Inc.	4.5
VeriSign, Inc.	3.1
Dollar General Corp.	2.7
ResMed, Inc.	2.7
Fiserv, Inc.	2.5
DexCom, Inc.	2.5
Centene Corp.	2.5
SBA Communications Corp. Class A	2.3
MSCI, Inc.	2.3
Lam Research Corp.	2.1
27.2

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	40.4
Health Care	16.6
Industrials	13.5
Consumer Discretionary	10.1
Financials	7.0

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments – 2.3%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.6%
Entertainment - 2.6%
Electronic Arts, Inc. (a)	234,283	$28,789
Take-Two Interactive Software, Inc. (a)	384,400	52,344
		81,133
CONSUMER DISCRETIONARY - 10.1%
Distributors - 1.0%
Pool Corp.	120,900	32,525
Diversified Consumer Services - 0.8%
Service Corp. International	600,000	23,658
Hotels, Restaurants & Leisure - 0.7%
Domino's Pizza, Inc.	55,900	21,568
Household Durables - 1.5%
D.R. Horton, Inc.	120,000	6,636
Lennar Corp. Class A	66,100	3,996
NVR, Inc. (a)	10,647	34,300
		44,932
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	565,300	25,744
Expedia, Inc.	187,200	14,879
		40,623
Multiline Retail - 2.7%
Dollar General Corp.	441,000	84,456
Specialty Retail - 1.6%
AutoZone, Inc. (a)	44,500	51,080
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.	169,000	14,519

TOTAL CONSUMER DISCRETIONARY		313,361

CONSUMER STAPLES - 3.9%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	409,495	26,998
Food & Staples Retailing - 0.0%
Grocery Outlet Holding Corp.	20,000	736
Food Products - 0.9%
The Hershey Co.	213,000	28,900
Household Products - 1.6%
Church & Dwight Co., Inc.	447,000	33,556
Reynolds Consumer Products, Inc.	460,000	15,359
		48,915
Personal Products - 0.5%
BellRing Brands, Inc. Class A (a)	370,000	7,430
Estee Lauder Companies, Inc. Class A	32,728	6,463
		13,893

TOTAL CONSUMER STAPLES		119,442

FINANCIALS - 7.0%
Capital Markets - 5.0%
MarketAxess Holdings, Inc.	89,900	45,722
Moody's Corp.	83,000	22,195
MSCI, Inc.	210,600	69,256
S&P Global, Inc.	46,300	15,048
Tradeweb Markets, Inc. Class A	14,418	951
		153,172
Insurance - 2.0%
Allstate Corp.	107,600	10,524
Arthur J. Gallagher & Co.	169,126	15,945
Primerica, Inc.	153,100	17,398
Progressive Corp.	132,120	10,263
RenaissanceRe Holdings Ltd.	54,870	9,210
		63,340

TOTAL FINANCIALS		216,512

HEALTH CARE - 16.6%
Health Care Equipment & Supplies - 9.6%
DexCom, Inc. (a)	202,100	76,456
Edwards Lifesciences Corp. (a)	55,000	12,360
Intuitive Surgical, Inc. (a)	17,300	10,035
Masimo Corp. (a)	163,242	39,209
Quidel Corp. (a)	89,100	15,593
ResMed, Inc.	520,000	83,626
Teleflex, Inc.	36,327	13,182
The Cooper Companies, Inc.	13,300	4,216
West Pharmaceutical Services, Inc.	187,202	40,443
		295,120
Health Care Providers & Services - 2.5%
Centene Corp. (a)	1,151,707	76,301
Health Care Technology - 1.6%
Veeva Systems, Inc. Class A (a)	223,071	48,824
Life Sciences Tools & Services - 2.9%
Charles River Laboratories International, Inc. (a)	232,903	41,843
Mettler-Toledo International, Inc. (a)	61,500	48,893
		90,736

TOTAL HEALTH CARE		510,981

INDUSTRIALS - 13.5%
Aerospace & Defense - 3.1%
Harris Corp.	80,000	15,956
HEICO Corp. Class A	202,328	16,985
Huntington Ingalls Industries, Inc.	104,000	20,789
TransDigm Group, Inc.	96,344	40,929
		94,659
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	131,100	10,636
Airlines - 0.6%
Southwest Airlines Co.	562,100	18,043
Commercial Services & Supplies - 2.8%
Cintas Corp.	194,000	48,104
Copart, Inc. (a)	420,000	37,544
		85,648
Electrical Equipment - 1.9%
AMETEK, Inc.	330,479	30,308
Rockwell Automation, Inc.	138,800	30,003
		60,311
Industrial Conglomerates - 0.6%
Roper Technologies, Inc.	43,800	17,248
Machinery - 2.3%
IDEX Corp.	144,972	23,104
ITT, Inc.	263,000	15,175
Nordson Corp.	16,470	3,102
Otis Worldwide Corp.	138,706	7,303
Toro Co. (b)	319,292	22,692
		71,376
Professional Services - 1.7%
CoStar Group, Inc. (a)	30,000	19,704
Verisk Analytics, Inc.	190,000	32,809
		52,513
Road & Rail - 0.2%
Old Dominion Freight Lines, Inc.	36,200	6,193

TOTAL INDUSTRIALS		416,627

INFORMATION TECHNOLOGY - 40.4%
Electronic Equipment & Components - 5.2%
Amphenol Corp. Class A	440,000	42,486
CDW Corp.	300,900	33,373
Keysight Technologies, Inc. (a)	493,100	53,319
Zebra Technologies Corp. Class A (a)	123,000	32,142
		161,320
IT Services - 14.7%
Adyen BV (a)(c)	1,394	1,831
Black Knight, Inc. (a)	245,000	18,860
Booz Allen Hamilton Holding Corp. Class A	518,000	41,316
CACI International, Inc. Class A (a)	112,300	28,163
EPAM Systems, Inc. (a)	177,200	40,869
Fidelity National Information Services, Inc.	94,800	13,161
Fiserv, Inc. (a)	734,700	78,444
Global Payments, Inc.	766,902	137,652
VeriSign, Inc. (a)	429,000	93,955
		454,251
Semiconductors & Semiconductor Equipment - 7.4%
Analog Devices, Inc.	123,159	13,911
Broadcom, Inc.	26,000	7,573
Cirrus Logic, Inc. (a)	345,000	25,006
Entegris, Inc.	501,000	30,000
KLA-Tencor Corp.	349,100	61,428
Lam Research Corp.	241,000	65,954
NXP Semiconductors NV	117,500	11,292
Skyworks Solutions, Inc.	98,800	11,712
		226,876
Software - 13.1%
Adobe, Inc. (a)	35,000	13,531
ANSYS, Inc. (a)	165,600	46,865
Atlassian Corp. PLC (a)	246,600	45,695
Cadence Design Systems, Inc. (a)	597,336	54,531
Fortinet, Inc. (a)	452,300	62,960
Intuit, Inc.	34,000	9,871
Paycom Software, Inc. (a)	125,000	37,154
RingCentral, Inc. (a)	191,600	52,546
Slack Technologies, Inc. Class A (a)(b)	400,000	14,020
Synopsys, Inc. (a)	161,061	29,138
The Trade Desk, Inc. (a)(b)	97,644	30,422
Tyler Technologies, Inc. (a)	19,600	7,356
		404,089

TOTAL INFORMATION TECHNOLOGY		1,246,536

MATERIALS - 0.4%
Chemicals - 0.4%
Sherwin-Williams Co.	19,012	11,290
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
CoreSite Realty Corp.	117,265	14,637
Equity Lifestyle Properties, Inc.	540,200	33,654
SBA Communications Corp. Class A	232,200	72,941
		121,232
TOTAL COMMON STOCKS
(Cost $1,952,376)		3,037,114

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.11% (d)	52,870,467	52,881
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	36,308,624	36,312
TOTAL MONEY MARKET FUNDS
(Cost $89,191)		89,193
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,041,567)		3,126,307
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(38,825)
NET ASSETS - 100%		$3,087,482

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,831,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$289
Fidelity Securities Lending Cash Central Fund	30
Total	$319

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$81,133	$81,133	$--	$--
Consumer Discretionary	313,361	313,361	--	--
Consumer Staples	119,442	119,442	--	--
Financials	216,512	216,512	--	--
Health Care	510,981	510,981	--	--
Industrials	416,627	416,627	--	--
Information Technology	1,246,536	1,246,536	--	--
Materials	11,290	11,290	--	--
Real Estate	121,232	121,232	--	--
Money Market Funds	89,193	89,193	--	--
Total Investments in Securities:	$3,126,307	$3,126,307	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,281) — See accompanying schedule: Unaffiliated issuers (cost $1,952,376)	$3,037,114
Fidelity Central Funds (cost $89,191)	89,193
Total Investment in Securities (cost $2,041,567)		$3,126,307
Receivable for investments sold		44,138
Receivable for fund shares sold		1,432
Dividends receivable		1,543
Distributions receivable from Fidelity Central Funds		10
Prepaid expenses		1
Other receivables		51
Total assets		3,173,482
Liabilities
Payable for investments purchased	$46,843
Payable for fund shares redeemed	1,222
Accrued management fee	1,063
Other affiliated payables	439
Other payables and accrued expenses	122
Collateral on securities loaned	36,311
Total liabilities		86,000
Net Assets		$3,087,482
Net Assets consist of:
Paid in capital		$2,072,205
Total accumulated earnings (loss)		1,015,277
Net Assets		$3,087,482
Net Asset Value and Maximum Offering Price
Growth Strategies:
Net Asset Value, offering price and redemption price per share ($2,857,883 ÷ 55,771.3 shares)		$51.24
Class K:
Net Asset Value, offering price and redemption price per share ($229,599 ÷ 4,446.5 shares)		$51.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$12,539
Income from Fidelity Central Funds (including $30 from security lending)		319
Total income		12,858
Expenses
Management fee
Basic fee	$7,917
Performance adjustment	(1,395)
Transfer agent fees	2,270
Accounting fees	437
Custodian fees and expenses	20
Independent trustees' fees and expenses	9
Registration fees	47
Audit	45
Legal	5
Miscellaneous	45
Total expenses before reductions	9,400
Expense reductions	(37)
Total expenses after reductions		9,363
Net investment income (loss)		3,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(68,377)
Fidelity Central Funds	(1)
Total net realized gain (loss)		(68,378)
Change in net unrealized appreciation (depreciation) on investment securities		173,816
Net gain (loss)		105,438
Net increase (decrease) in net assets resulting from operations		$108,933

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,495	$18,494
Net realized gain (loss)	(68,378)	98,489
Change in net unrealized appreciation (depreciation)	173,816	447,605
Net increase (decrease) in net assets resulting from operations	108,933	564,588
Distributions to shareholders	(107,380)	(21,246)
Share transactions - net increase (decrease)	(9,960)	(1,626)
Total increase (decrease) in net assets	(8,407)	541,716
Net Assets
Beginning of period	3,095,889	2,554,173
End of period	$3,087,482	$3,095,889

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Strategies Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$50.98	$41.90	$40.96	$33.87	$33.91	$32.44
Income from Investment Operations
Net investment income (loss)A	.05	.30	.25B	.16C	.16D	.04
Net realized and unrealized gain (loss)	1.97	9.13	.87	7.13	(.16)	1.53
Total from investment operations	2.02	9.43	1.12	7.29	–	1.57
Distributions from net investment income	(.22)	(.28)	(.16)	(.18)	(.04)	(.09)
Distributions from net realized gain	(1.55)	(.06)	(.02)	(.02)	–	(.01)
Total distributions	(1.76)E	(.35)F	(.18)	(.20)	(.04)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–G	–G	–G
Net asset value, end of period	$51.24	$50.98	$41.90	$40.96	$33.87	$33.91
Total ReturnH,I	4.04%	22.76%	2.74%	21.63%	.02%	4.86%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.64%L	.56%	.59%	.78%	.94%	.91%
Expenses net of fee waivers, if any	.64%L	.56%	.59%	.78%	.94%	.91%
Expenses net of all reductions	.64%L	.55%	.59%	.78%	.94%	.91%
Net investment income (loss)	.23%L	.67%	.59%B	.43%C	.49%D	.13%
Supplemental Data
Net assets, end of period (in millions)	$2,858	$2,860	$2,349	$2,455	$2,080	$2,535
Portfolio turnover rateM	59%L	66%N	43%N	73%N	63%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .27%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 E Total distributions of $1.76 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $1.545 per share.

 F Total distributions of $.35 per share is comprised of distributions from net investment income of $.284 and distributions from net realized gain of $.063 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$51.38	$42.23	$41.29	$34.14	$34.17	$32.70
Income from Investment Operations
Net investment income (loss)A	.08	.36	.31B	.21C	.21D	.10
Net realized and unrealized gain (loss)	2.00	9.20	.86	7.19	(.14)	1.52
Total from investment operations	2.08	9.56	1.17	7.40	.07	1.62
Distributions from net investment income	(.27)	(.34)	(.21)	(.23)	(.10)	(.15)
Distributions from net realized gain	(1.55)	(.06)	(.02)	(.02)	–	(.01)
Total distributions	(1.82)	(.41)E	(.23)	(.25)	(.10)	(.15)F
Redemption fees added to paid in capitalA	–	–	–	–G	–G	–G
Net asset value, end of period	$51.64	$51.38	$42.23	$41.29	$34.14	$34.17
Total ReturnH,I	4.12%	22.94%	2.84%	21.81%	.20%	5.00%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.52%L	.43%	.46%	.63%	.78%	.76%
Expenses net of fee waivers, if any	.52%L	.43%	.46%	.63%	.78%	.76%
Expenses net of all reductions	.52%L	.43%	.46%	.63%	.78%	.76%
Net investment income (loss)	.35%L	.79%	.72%B	.57%C	.64%D	.28%
Supplemental Data
Net assets, end of period (in millions)	$230	$236	$205	$272	$475	$699
Portfolio turnover rateM	59%L	66%N	43%N	73%N	63%	40%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.343 and distributions from net realized gain of $.063 per share.

 F Total distributions of $.15 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.008 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $52 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,094,437
Gross unrealized depreciation	(9,759)
Net unrealized appreciation (depreciation)	$1,084,678
Tax cost	$2,041,629

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies Fund	865,030	970,962

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 274 shares of the Fund were redeemed in-kind for investments and cash with a value of $13,011. The Fund had a net realized gain of $4,468 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Strategies	$2,223.16
Class K	47.04
	$2,270

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Growth Strategies Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Strategies Fund	$12

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $38.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Growth Strategies Fund	$4

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $3. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by an amount of less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Growth Strategies	$99,083	$19,312
Class K	8,297	1,934
Total	$107,380	$21,246

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Growth Strategies
Shares sold	4,511	7,491	$217,389	$347,940
Reinvestment of distributions	1,884	473	94,591	18,446
Shares redeemed	(6,721)	(7,938)	(314,254)	(356,462)
Net increase (decrease)	(326)	26	$(2,274)	$9,924
Class K
Shares sold	878	842	$44,179	$39,343
Reinvestment of distributions	164	50	8,297	1,934
Shares redeemed	(1,191)	(1,151)(a)	(60,162)	(52,827)(a)
Net increase (decrease)	(149)	(259)	$(7,686)	$(11,550)

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Growth Strategies	.64%
Actual		$1,000.00	$1,040.40	$3.26
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class K	.52%
Actual		$1,000.00	$1,041.20	$2.65
Hypothetical-C		$1,000.00	$1,022.40	$2.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Strategies Fund

2019 Total Return % vs. Morningstar Mid-Cap Growth and Russell Midcap Growth:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
16.00
14.00
12.00
10.00
8.00
15.12
13.94
12.18
12.02
8.26
1 Year
70.0
65.0
60.0
55.0
50.0
45.0
40.0
65.4
58.1
48.7
45.5
44.8
3 Year
75.0
70.0
65.0
60.0
55.0
50.0
74.7
69.3
62.4
61.2
52.9
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	57%	24%	48%
Class K	58%	27%	53%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Growth Strategies Fund

The Board considered that effective February 1, 2017, the fund's individual fund fee rate was reduced from 0.35% to 0.30%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FEG-SANN-0720
1.704532.122

Fidelity® Series Growth Company Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
NVIDIA Corp.	8.0
Amazon.com, Inc.	6.8
Apple, Inc.	6.2
Microsoft Corp.	4.9
Shopify, Inc. Class A	4.5
lululemon athletica, Inc.	4.5
Alphabet, Inc. Class A	3.7
Salesforce.com, Inc.	2.9
Alphabet, Inc. Class C	2.1
Facebook, Inc. Class A	2.0
45.6

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	39.6
Consumer Discretionary	21.0
Health Care	18.9
Communication Services	11.1
Industrials	3.3

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks and Equity Futures	98.2%
Convertible Securities	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.2%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	65,633	$3,766,022
Entertainment - 2.4%
Activision Blizzard, Inc.	534,828	38,496,919
Electronic Arts, Inc. (a)	94,054	11,557,356
Lions Gate Entertainment Corp. Class A (a)	20,346	162,158
NetEase, Inc. ADR	32,174	12,319,425
Netflix, Inc. (a)	195,629	82,111,360
Nintendo Co. Ltd.	11,300	4,594,342
Roku, Inc. Class A (a)	779,276	85,338,515
Sea Ltd. ADR (a)	402,785	32,142,243
The Walt Disney Co.	35,086	4,115,588
		270,837,906
Interactive Media & Services - 8.0%
Alphabet, Inc.:
Class A (a)	287,599	412,278,918
Class C (a)	163,243	233,261,188
Facebook, Inc. Class A (a)	977,430	220,009,719
Match Group, Inc. (a)(b)	36,330	3,234,823
Snap, Inc. Class A (a)	223,771	4,238,223
Tencent Holdings Ltd.	156,100	8,453,731
Twitter, Inc. (a)	93,871	2,907,185
		884,383,787
Media - 0.1%
Comcast Corp. Class A	336,100	13,309,560
Turn, Inc. (Escrow) (a)(c)(d)	205,882	2,882
		13,312,442
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	692,432	69,270,897

TOTAL COMMUNICATION SERVICES		1,241,571,054

CONSUMER DISCRETIONARY - 20.9%
Automobiles - 1.3%
Neutron Holdings, Inc. (d)	3,785,817	908,596
Tesla, Inc. (a)	178,077	148,694,295
		149,602,891
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	10,070	10,109,374
Hyatt Hotels Corp. Class A	38,083	2,097,992
Marriott International, Inc. Class A	108,950	9,642,075
McDonald's Corp.	13,075	2,436,134
Penn National Gaming, Inc. (a)	442,600	14,521,706
Planet Fitness, Inc. (a)	60,452	3,907,013
Shake Shack, Inc. Class A (a)(b)	19,136	1,063,005
Starbucks Corp.	358,473	27,957,309
Yum China Holdings, Inc.	218,572	10,128,626
Yum! Brands, Inc.	86,700	7,779,591
		89,642,825
Household Durables - 0.5%
D.R. Horton, Inc.	150,100	8,300,530
KB Home	150,100	4,965,308
Lennar Corp. Class A	580,569	35,101,202
NVR, Inc. (a)	490	1,578,589
Toll Brothers, Inc.	116,300	3,757,653
		53,703,282
Internet & Direct Marketing Retail - 9.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	212,729	44,117,867
Amazon.com, Inc. (a)	309,118	754,980,531
Etsy, Inc. (a)	32,721	2,649,747
JD.com, Inc. sponsored ADR (a)	482,769	26,228,840
Ocado Group PLC (a)	1,012,200	27,388,968
The Booking Holdings, Inc. (a)	12,922	21,184,585
The Honest Co., Inc. (a)(c)(d)	9,496	136,552
The RealReal, Inc.	310,758	4,167,265
Wayfair LLC Class A (a)(b)	963,370	165,266,124
		1,046,120,479
Leisure Products - 0.2%
Callaway Golf Co.	85,209	1,305,402
Peloton Interactive, Inc. Class A (a)	404,512	17,066,361
		18,371,763
Multiline Retail - 0.3%
Dollar General Corp.	46,880	8,977,989
Dollar Tree, Inc. (a)	77,404	7,575,529
Ollie's Bargain Outlet Holdings, Inc. (a)	41,789	3,821,604
Target Corp.	68,433	8,371,409
		28,746,531
Specialty Retail - 1.8%
Carvana Co. Class A (a)(b)	298,724	27,775,358
Lowe's Companies, Inc.	345,623	45,051,958
RH (a)(b)	181,634	39,394,598
The Home Depot, Inc.	308,777	76,724,909
TJX Companies, Inc.	297,672	15,705,175
		204,651,998
Textiles, Apparel & Luxury Goods - 6.6%
adidas AG	330,398	87,624,026
Allbirds, Inc. (a)(c)(d)	81,240	718,162
Canada Goose Holdings, Inc. (a)(b)	358,771	6,999,012
Deckers Outdoor Corp. (a)	33,600	6,133,008
lululemon athletica, Inc. (a)	1,684,380	505,474,016
NIKE, Inc. Class B	403,554	39,782,353
On Holding AG (c)(d)	288	2,679,670
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,074,879	64,985,210
Tory Burch LLC (c)(d)(e)	248,840	13,312,940
Under Armour, Inc. Class C (non-vtg.) (a)	126,772	996,428
VF Corp.	66,529	3,732,277
		732,437,102

TOTAL CONSUMER DISCRETIONARY		2,323,276,871

CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	21,218	11,982,441
Keurig Dr. Pepper, Inc. (b)	767,511	21,428,907
Monster Beverage Corp. (a)	686,935	49,397,496
PepsiCo, Inc.	88,564	11,650,594
The Coca-Cola Co.	639,897	29,870,392
		124,329,830
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	148,644	45,852,215
Kroger Co.	1,028,080	33,535,970
Performance Food Group Co. (a)	250,368	6,672,307
Sysco Corp.	38,000	2,096,080
		88,156,572
Food Products - 0.2%
Bunge Ltd.	114,624	4,472,628
Darling Ingredients, Inc. (a)	317,469	7,400,202
Freshpet, Inc. (a)	21,000	1,620,780
Mondelez International, Inc.	46,187	2,407,266
		15,900,876
Household Products - 0.1%
Church & Dwight Co., Inc.	61,581	4,622,886
Colgate-Palmolive Co.	40,831	2,953,306
Kimberly-Clark Corp.	15,690	2,219,194
Procter & Gamble Co.	2,378	275,658
		10,071,044
Personal Products - 0.0%
Unilever NV	9,436	487,633
Tobacco - 0.1%
Altria Group, Inc.	307,000	11,988,350
JUUL Labs, Inc. Class A (a)(c)(d)	13,297	1,473,707
		13,462,057

TOTAL CONSUMER STAPLES		252,408,012

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EOG Resources, Inc.	37,900	1,931,763
Hess Corp.	535,606	25,425,217
Noble Energy, Inc.	129,949	1,134,455
Reliance Industries Ltd.	948,431	18,370,245
Reliance Industries Ltd. rights (a)	63,228	185,657
Valero Energy Corp.	47,568	3,169,932
		50,217,269
FINANCIALS - 1.1%
Banks - 0.5%
Bank of America Corp.	395,747	9,545,418
HDFC Bank Ltd. sponsored ADR	350,442	14,658,989
JPMorgan Chase & Co.	310,023	30,168,338
		54,372,745
Capital Markets - 0.5%
BlackRock, Inc. Class A	41,787	22,090,280
BM&F BOVESPA SA	152,900	1,305,136
Charles Schwab Corp.	755,481	27,129,323
Edelweiss Financial Services Ltd.	1,020,687	621,687
T. Rowe Price Group, Inc.	35,205	4,256,285
The Blackstone Group LP	76,500	4,345,200
		59,747,911
Consumer Finance - 0.1%
American Express Co.	94,984	9,030,129
Discover Financial Services	19,782	939,843
		9,969,972

TOTAL FINANCIALS		124,090,628

HEALTH CARE - 18.4%
Biotechnology - 11.3%
AbbVie, Inc.	92,159	8,540,375
ACADIA Pharmaceuticals, Inc. (a)	1,767,371	87,802,991
ADC Therapeutics SA (a)	103,400	3,820,630
Agios Pharmaceuticals, Inc. (a)	248,193	12,841,506
Alector, Inc. (a)(b)	239,960	7,846,692
Alexion Pharmaceuticals, Inc. (a)	13,852	1,660,855
Allogene Therapeutics, Inc. (a)(b)	221,646	10,674,471
Alnylam Pharmaceuticals, Inc. (a)	1,145,831	154,996,559
Amgen, Inc.	180,304	41,415,829
AnaptysBio, Inc. (a)	9,531	181,851
Arcutis Biotherapeutics, Inc. (a)	147,200	4,938,560
Argenx SE ADR (a)	96,060	21,065,958
Arrowhead Pharmaceuticals, Inc. (a)	39,329	1,267,967
Ascendis Pharma A/S sponsored ADR (a)	13,889	2,020,711
aTyr Pharma, Inc.	92,079	344,375
Axcella Health, Inc.	500,539	3,003,234
BeiGene Ltd. ADR (a)	421,582	69,788,684
Biogen, Inc. (a)	3,042	934,168
BioNTech SE ADR (a)	656,702	32,526,450
Blueprint Medicines Corp. (a)	4,264	277,757
Bridgebio Pharma, Inc. (b)	58,422	1,713,517
Calyxt, Inc. (a)	322,401	1,399,220
Cellectis SA sponsored ADR (a)	96,098	1,774,930
ChemoCentryx, Inc. (a)	764,039	47,668,393
Cibus Corp.:
Series C (a)(c)(d)(e)	1,142,857	1,939,901
Series D (a)(c)(d)(e)	750,960	938,700
Constellation Pharmaceuticals, Inc. (a)	58,388	2,074,526
Crinetics Pharmaceuticals, Inc. (a)	78,439	1,281,693
CRISPR Therapeutics AG (a)	13,700	884,746
Cyclerion Therapeutics, Inc. (a)	94,747	377,093
Cyclerion Therapeutics, Inc. (a)(c)	150,550	599,189
Denali Therapeutics, Inc. (a)	123,574	3,439,064
Eidos Therapeutics, Inc. (a)(b)	14,356	702,152
Evelo Biosciences, Inc. (a)(b)	275,640	1,204,547
Exact Sciences Corp. (a)	44,249	3,800,104
Exelixis, Inc. (a)	281,843	6,964,341
Fate Therapeutics, Inc. (a)	548,476	17,787,077
G1 Therapeutics, Inc. (a)	102,936	1,746,824
Homology Medicines, Inc. (a)(b)	185,529	2,641,933
Immunomedics, Inc. (a)	112,100	3,765,439
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(d)	7,022	1
Intercept Pharmaceuticals, Inc. (a)	49,022	3,542,330
Ionis Pharmaceuticals, Inc. (a)	1,924,434	108,172,435
Iovance Biotherapeutics, Inc. (a)	94,357	3,027,916
Ironwood Pharmaceuticals, Inc. Class A (a)	539,541	5,249,734
Karuna Therapeutics, Inc. (a)(b)	385,399	36,173,550
Keros Therapeutics, Inc.	62,000	1,781,880
Lexicon Pharmaceuticals, Inc. (a)(b)	1,073,442	2,050,274
Macrogenics, Inc. (a)	26,438	508,667
Mirati Therapeutics, Inc. (a)	55,903	5,545,019
Moderna, Inc. (a)	3,288,441	202,239,122
Momenta Pharmaceuticals, Inc. (a)	1,639,820	51,621,534
Morphic Holding, Inc.	196,751	4,088,486
ORIC Pharmaceuticals, Inc.	90,808	2,371,723
Passage Bio, Inc.	59,000	1,299,770
Principia Biopharma, Inc. (a)	66,218	4,230,668
Protagonist Therapeutics, Inc. (a)	319,095	5,274,640
Prothena Corp. PLC (a)	181,605	1,935,909
PTC Therapeutics, Inc. (a)	124,000	6,288,040
Regeneron Pharmaceuticals, Inc. (a)	95,521	58,536,224
Repligen Corp. (a)	7,900	1,034,663
Revolution Medicines, Inc.	164,800	5,062,656
Rigel Pharmaceuticals, Inc. (a)	2,427,049	4,744,881
Rubius Therapeutics, Inc. (a)(b)	1,087,807	7,016,355
Sage Therapeutics, Inc. (a)	578,753	20,673,057
Sarepta Therapeutics, Inc. (a)	69,727	10,617,330
Scholar Rock Holding Corp. (a)	272,434	5,012,786
Seres Therapeutics, Inc. (a)(b)	651,071	3,574,380
Syros Pharmaceuticals, Inc. (a)	687,738	6,732,955
Syros Pharmaceuticals, Inc. (a)(f)	301,001	2,946,800
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	35,253	119,756
Translate Bio, Inc. (a)	698,569	14,474,350
Turning Point Therapeutics, Inc. (a)	45,880	3,177,190
Ultragenyx Pharmaceutical, Inc. (a)	17,652	1,208,456
uniQure B.V. (a)	199,773	13,416,755
UNITY Biotechnology, Inc. (a)(b)	650,107	5,317,875
Vertex Pharmaceuticals, Inc. (a)	115,093	33,142,180
Xencor, Inc. (a)	311,662	9,427,776
Zai Lab Ltd. ADR (a)	430,786	32,050,478
Zentalis Pharmaceuticals, Inc.	80,700	4,214,154
		1,256,555,767
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	151,061	14,338,710
Boston Scientific Corp. (a)	400,247	15,205,384
Danaher Corp.	267,833	44,623,656
DexCom, Inc. (a)	180,221	68,179,407
Genmark Diagnostics, Inc. (a)	563,601	5,348,573
Inari Medical, Inc.	16,600	730,400
Insulet Corp. (a)	436,183	82,251,028
Intuitive Surgical, Inc. (a)	84,041	48,746,301
Novocure Ltd. (a)	929,307	62,663,171
Penumbra, Inc. (a)	121,352	20,923,512
Presbia PLC (a)	454,926	9,099
Shockwave Medical, Inc. (a)	217,667	9,579,525
Stryker Corp.	35,757	6,998,718
		379,597,484
Health Care Providers & Services - 1.0%
1Life Healthcare, Inc. (a)(b)	89,900	2,903,770
Alignment Healthcare Partners unit (c)(d)	233,968	4,164,233
Centene Corp. (a)	72,190	4,782,588
Humana, Inc.	11,943	4,904,393
Laboratory Corp. of America Holdings (a)	12,025	2,108,223
UnitedHealth Group, Inc.	290,454	88,544,902
		107,408,109
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	589,260	464,160
Teladoc Health, Inc. (a)(b)	31,119	5,416,573
		5,880,733
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)(b)	194,701	15,180,837
10X Genomics, Inc. Class B (f)	815,857	63,612,370
Adaptive Biotechnologies Corp.	29,017	1,122,958
Bruker Corp.	69,393	3,003,329
Nanostring Technologies, Inc. (a)	34,900	1,065,497
Thermo Fisher Scientific, Inc.	67,134	23,442,521
Wuxi Biologics (Cayman), Inc. (a)(f)	724,500	11,441,130
		118,868,642
Pharmaceuticals - 1.6%
Adimab LLC (c)(d)(e)	762,787	30,618,270
Akcea Therapeutics, Inc. (a)	1,018,973	15,182,698
Bristol-Myers Squibb Co.	243,485	14,540,924
Dragonfly Therapeutics, Inc. (c)(d)	126,113	3,167,959
Fulcrum Therapeutics, Inc.	173,325	3,450,901
Hansoh Pharmaceutical Group Co. Ltd. (f)	672,000	2,936,450
Intra-Cellular Therapies, Inc. (a)	684,209	14,286,284
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	46,176	509,167
Kaleido Biosciences, Inc. (a)(b)	219,954	1,588,068
MyoKardia, Inc. (a)	438,309	44,834,628
Nektar Therapeutics (a)(b)	891,372	19,342,772
OptiNose, Inc. (a)(b)	678,975	2,933,172
RPI International Holdings LP (c)(d)	35,220	8,283,744
Sienna Biopharmaceuticals, Inc. (a)	639,918	9,535
Stemcentrx, Inc. rights 12/31/21 (a)(d)	568,100	6
Theravance Biopharma, Inc. (a)	501,245	12,656,436
		174,341,014

TOTAL HEALTH CARE		2,042,651,749

INDUSTRIALS - 3.1%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	17,774	6,904,133
Space Exploration Technologies Corp. Class A (a)(c)(d)	137,569	30,265,180
The Boeing Co.	69,606	10,152,035
		47,321,348
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	118,530	11,818,626
Airlines - 0.7%
Delta Air Lines, Inc.	116,410	2,934,696
JetBlue Airways Corp. (a)	982,514	9,893,916
Ryanair Holdings PLC sponsored ADR (a)	79,768	5,724,949
Southwest Airlines Co.	557,627	17,899,827
Spirit Airlines, Inc. (a)	212,333	2,749,712
United Airlines Holdings, Inc. (a)	76,025	2,131,741
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(e)	1,843,115	5,232,083
Series C (a)(c)(d)(e)	670,590	2,092,241
Series D (a)(c)(d)(e)	1,135,960	3,953,141
Wizz Air Holdings PLC (a)(f)	503,773	20,406,837
		73,019,143
Building Products - 0.1%
Trane Technologies PLC	62,822	5,667,173
Commercial Services & Supplies - 0.0%
HomeServe PLC	88,400	1,415,987
Electrical Equipment - 0.1%
AMETEK, Inc.	4,307	394,995
Eaton Corp. PLC	45,714	3,881,119
Emerson Electric Co.	70,889	4,325,647
Generac Holdings, Inc. (a)	36,000	4,005,720
		12,607,481
Industrial Conglomerates - 0.4%
3M Co.	61,660	9,646,090
General Electric Co.	153,500	1,008,495
Honeywell International, Inc.	220,033	32,091,813
		42,746,398
Machinery - 0.5%
Caterpillar, Inc.	67,600	8,120,788
Deere & Co.	104,162	15,845,123
Fortive Corp.	80,708	4,921,574
Gardner Denver Holdings, Inc. (a)	20,044	565,241
Illinois Tool Works, Inc.	77,753	13,409,282
Xylem, Inc.	176,817	11,730,040
		54,592,048
Professional Services - 0.0%
CoStar Group, Inc. (a)	2,028	1,331,990
Verisk Analytics, Inc.	5,999	1,035,907
		2,367,897
Road & Rail - 0.8%
Lyft, Inc. (a)	318,568	9,958,436
Uber Technologies, Inc.	1,238,004	44,964,305
Union Pacific Corp.	201,661	34,254,137
		89,176,878

TOTAL INDUSTRIALS		340,732,979

INFORMATION TECHNOLOGY - 39.3%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	9,303	2,171,878
Ciena Corp. (a)	278,397	15,384,218
Cisco Systems, Inc.	78,479	3,752,866
Infinera Corp. (a)(b)	3,037,375	15,126,128
Lumentum Holdings, Inc. (a)	56,300	4,127,916
		40,563,006
Electronic Equipment & Components - 0.1%
Arlo Technologies, Inc. (a)	483,211	1,067,896
II-VI, Inc. (a)	140,200	6,663,706
TE Connectivity Ltd.	3,641	295,831
Trimble, Inc. (a)	6,800	266,016
		8,293,449
IT Services - 8.8%
Actua Corp. (a)(d)	562,258	28,113
Black Knight, Inc. (a)	89,130	6,861,227
IBM Corp.	6,995	873,676
MasterCard, Inc. Class A	376,249	113,209,562
MongoDB, Inc. Class A (a)	48,901	11,350,411
Okta, Inc. (a)	66,281	12,963,238
PayPal Holdings, Inc. (a)	942,527	146,101,110
Riskified Ltd. (c)(d)	7,846	2,127,835
Riskified Ltd. warrants (a)(c)(d)	1,301	1
Shopify, Inc. Class A (a)	667,049	506,261,534
Square, Inc. (a)	387,685	31,433,500
Twilio, Inc. Class A (a)	13,000	2,568,800
Visa, Inc. Class A	664,612	129,758,847
Wix.com Ltd. (a)	87,548	19,464,547
		983,002,401
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices, Inc. (a)	2,322,093	124,928,603
Applied Materials, Inc.	251,875	14,150,338
ASML Holding NV	73,565	24,240,403
Broadcom, Inc.	29,075	8,468,675
Cirrus Logic, Inc. (a)	273,366	19,813,568
Cree, Inc. (a)	91,289	4,810,017
Inphi Corp. (a)	48,400	6,082,428
Intel Corp.	13,662	859,750
KLA-Tencor Corp.	41,146	7,240,050
Marvell Technology Group Ltd.	688,671	22,464,448
Micron Technology, Inc. (a)	598,431	28,670,829
NVIDIA Corp.	2,503,435	888,769,487
Qualcomm, Inc.	119,269	9,646,477
Silicon Laboratories, Inc. (a)	693,189	64,924,082
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	289,648	14,577,984
Teradyne, Inc.	25,000	1,675,500
Texas Instruments, Inc.	256,094	30,408,602
Universal Display Corp.	9,700	1,422,020
		1,273,153,261
Software - 12.1%
2U, Inc. (a)(b)	74,219	2,706,767
Adobe, Inc. (a)	269,712	104,270,659
Atlassian Corp. PLC (a)	56,496	10,468,709
Autodesk, Inc. (a)	161,542	33,985,206
Avalara, Inc. (a)	27,054	2,896,401
Bill.Com Holdings, Inc. (a)	6,000	417,840
Cadence Design Systems, Inc. (a)	22,285	2,034,398
Cloudflare, Inc. (a)	1,234,381	35,883,456
Coupa Software, Inc. (a)(b)	75,374	17,148,339
Crowdstrike Holdings, Inc. (b)	37,403	3,284,357
CyberArk Software Ltd. (a)	10,402	1,079,520
Datadog, Inc. Class A (a)	12,530	893,013
DocuSign, Inc. (a)	8,941	1,249,415
Elastic NV (a)	41,394	3,556,572
HubSpot, Inc. (a)	278,417	55,666,695
Intuit, Inc.	88,414	25,668,352
LivePerson, Inc. (a)	179,094	6,707,070
Medallia, Inc. (b)	107,779	3,047,990
Microsoft Corp.	2,986,536	547,282,722
Nutanix, Inc. Class A (a)	2,917,616	70,197,841
Oracle Corp.	430,534	23,149,813
Outset Medical, Inc. (a)(c)(d)	123,336	312,040
Paylocity Holding Corp. (a)	21,257	2,763,516
Ping Identity Holding Corp. (a)(b)	30,035	850,291
Pluralsight, Inc. (a)	232,000	4,832,560
RingCentral, Inc. (a)	11,092	3,041,981
Salesforce.com, Inc. (a)	1,841,484	321,872,988
Snowflake Computing, Inc. Class B (c)(d)	7,925	307,252
The Trade Desk, Inc. (a)(b)	36,000	11,216,160
Workday, Inc. Class A (a)	4,132	757,933
Zendesk, Inc. (a)	376,995	32,327,321
Zoom Video Communications, Inc. Class A (a)	23,553	4,227,292
Zscaler, Inc. (a)	172,435	16,914,149
		1,351,018,618
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	2,160,332	686,855,956
Pure Storage, Inc. Class A (a)	1,548,478	27,268,698
Samsung Electronics Co. Ltd.	155,213	6,386,641
		720,511,295

TOTAL INFORMATION TECHNOLOGY		4,376,542,030

MATERIALS - 0.3%
Chemicals - 0.1%
Albemarle Corp. U.S. (b)	15,900	1,216,668
Dow, Inc.	61,849	2,387,371
DuPont de Nemours, Inc.	26,996	1,369,507
		4,973,546
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	1,027,800	24,716,170

TOTAL MATERIALS		29,689,716

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	66,738	17,229,749
Ant International Co. Ltd. Class C (a)(c)(d)	419,242	3,580,327
		20,810,076
TOTAL COMMON STOCKS
(Cost $3,656,518,098)		10,801,990,384

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	202,849	780,969
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC:
Series 3 (a)(c)(d)(e)	16,248	2,251,485
Series 4 (a)(c)(d)(e)	1,483	205,499
Series 5 (a)(c)(d)(e)	5,955	825,184
Topgolf International, Inc. Series F (a)(c)(d)	234,069	2,848,620
		6,130,788
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series B (a)(c)(d)	37,935	1,278,030
The Honest Co., Inc.:
Series C (a)(c)(d)	22,157	856,368
Series D (a)(c)(d)	19,064	872,369
		3,006,767
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	32,065	283,455
Series B (a)(c)(d)	5,635	49,813
Series C (a)(c)(d)	53,835	475,901
Series D (c)(d)	62,760	554,798
Series Seed (a)(c)(d)	99,244	877,317
		2,241,284
TOTAL CONSUMER DISCRETIONARY		11,378,839
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	172,284	7,375,478
Sweetgreen, Inc.:
Series C (c)(d)	1,331	19,885
Series D (c)(d)	21,414	319,925
Series H (a)(c)(d)	168,337	2,514,955
Series I (c)(d)	50,469	754,007
		10,984,250
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	338,565	2,144,369
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	6,648	736,798
TOTAL CONSUMER STAPLES		13,865,417
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc. Series B (c)(d)	198,234	2,529,466
Sonder Holdings, Inc.:
Series D (c)(d)	265,415	2,857,697
Series E (c)(d)	420,126	4,523,455
		9,910,618
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	264,037	1,137,999
TOTAL FINANCIALS		11,048,617
HEALTH CARE - 0.4%
Biotechnology - 0.2%
23andMe, Inc. Series F (a)(c)(d)	164,720	2,515,274
Akouos, Inc. Series B (c)(d)	2,386,804	1,132,658
Element Biosciences, Inc. Series B (c)(d)	250,956	1,287,404
Generation Bio:
Series B (a)(c)	224,243	2,170,672
Series C (c)	175,600	1,699,808
Immunocore Ltd. Series A (a)(c)(d)	18,504	2,722,183
Intarcia Therapeutics, Inc. Series EE (a)(c)(d)	116,544	2,158,395
Nuvation Bio, Inc. Series A(c)(d)(g)	3,463,900	3,256,066
Seer, Inc. Series D1 (c)(d)	334,177	1,253,164
		18,195,624
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(c)(d)	783,663	4,717,651
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	163,914	699,913
Series B 8.00% (a)(c)(d)	532,720	2,274,714
Series C, 8.00% (a)(c)(d)	648,255	2,768,049
		5,742,676
Pharmaceuticals - 0.1%
Allovir, Inc. Series B (c)(d)	340,345	3,403,450
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(c)(d)	4,910	1,959,385
Series C (c)(d)	2,570	1,025,584
Harmony Biosciences II, Inc.:
Series A (a)(c)(d)	2,550,636	6,172,539
Series C (c)(d)	664,710	1,608,598
Nohla Therapeutics, Inc. Series B (a)(c)(d)	3,126,919	31
		14,169,587
TOTAL HEALTH CARE		42,825,538
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	11,866,140
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	1,527,000	4,581,000
TOTAL INDUSTRIALS		16,447,140
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Starry, Inc.:
Series B (a)(c)(d)	2,961,147	3,612,599
Series C (a)(c)(d)	1,339,018	1,633,602
Series D (a)(c)(d)	1,344,355	1,640,113
		6,886,314
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	209,665	6,567
Riskified Ltd. Series E (c)(d)	6,200	1,681,440
		1,688,007
Software - 0.2%
Bird Rides, Inc.:
Series C (a)(c)(d)	117,022	1,329,370
Series D (c)(d)	104,900	1,191,664
Dataminr, Inc. Series D (a)(c)(d)	442,241	4,864,651
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	21
Outset Medical, Inc.:
Series C(a)(c)(d)	382,862	968,641
Series D (a)(c)(d)	373,580	1,247,757
Series E (c)(d)	332,237	840,560
Taboola.Com Ltd. Series E (a)(c)(d)	331,426	9,893,066
UiPath, Inc.:
Series A1 (c)(d)	52,327	1,908,889
Series B1 (c)(d)	2,607	95,103
Series B2 (c)(d)	12,982	473,583
		22,813,305
TOTAL INFORMATION TECHNOLOGY		31,387,626

TOTAL CONVERTIBLE PREFERRED STOCKS		127,734,146

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (c)(d)	10,731	921,441
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	256,170	1,931,522
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	130,754	1,013,344
Class B (a)(c)(d)	85,345	661,424
		1,674,768
Health Care Providers & Services - 0.0%
Oak Street Health LLC Series III-E (c)(d)(e)	14,892	2,988,824
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	13,511	5,391,700
Faraday Pharmaceuticals, Inc. Series B (d)	219,824	276,978
		5,668,678
TOTAL HEALTH CARE		10,332,270

TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,185,233

TOTAL PREFERRED STOCKS
(Cost $142,450,720)		140,919,379
	Principal Amount	Value

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $614,446)(c)(d)	614,446	795,684
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.11% (h)	202,157,445	202,197,877
Fidelity Securities Lending Cash Central Fund 0.10% (h)(i)	174,917,662	174,935,154
TOTAL MONEY MARKET FUNDS
(Cost $377,133,031)		377,133,031
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $4,176,716,295)		11,320,838,478
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(198,311,771)
NET ASSETS - 100%		$11,122,526,707

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	728	June 2020	$110,728,800	$4,615,499	$4,615,499

The notional amount of futures purchased as a percentage of Net Assets is 1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $255,412,572 or 2.3% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,343,587 or 0.9% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$2,287,005
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Agbiome LLC Series C	6/29/18	$2,144,369
Akouos, Inc. Series B	2/27/20	$1,132,658
Alignment Healthcare Partners unit	2/28/20	$2,835,368
Allbirds, Inc.	10/9/18	$890,972
Allbirds, Inc. Series A	10/9/18	$351,662
Allbirds, Inc. Series B	10/9/18	$61,800
Allbirds, Inc. Series C	10/9/18	$590,417
Allbirds, Inc. Series D	12/23/19	$808,713
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$997,616
Allovir, Inc. Series B	5/8/19	$2,773,812
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
Ant International Co. Ltd. Class C	5/16/18	$2,351,948
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Bird Rides, Inc. Series C	12/21/18	$1,374,482
Bird Rides, Inc. Series D	9/30/19	$1,355,067
Blink Health LLC Series C	11/7/19	$6,577,114
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$2,022,184
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$1,058,455
Cibus Corp. Series C	2/16/18	$2,400,000
Cibus Corp. Series D	5/10/19	$938,700
Clover Health Series D	6/7/17	$2,476,086
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$163,914
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$1,598,160
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$2,455,331
Cyclerion Therapeutics, Inc.	4/2/19	$2,229,495
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Dragonfly Therapeutics, Inc.	12/19/19	$3,336,950
Element Biosciences, Inc. Series B	12/13/19	$1,315,160
Generation Bio Series B	2/21/18	$2,050,859
Generation Bio Series C	1/9/20	$981,850
Harmony Biosciences II, Inc. Series A	9/22/17	$2,550,636
Harmony Biosciences II, Inc. Series C	8/9/19	$1,302,832
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$392,042
JUUL Labs, Inc. Series E	7/6/18	$196,006
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16	$2,225,976
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	$207,516
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	$848,707
Mulberry Health, Inc. Series A-8	1/20/16	$5,293,448
Nohla Therapeutics, Inc. Series B	5/1/18	$1,426,000
Nuvation Bio, Inc. Series A	6/17/19	$2,671,984
Oak Street Health LLC Series III-E	2/21/20	$2,327,471
On Holding AG	2/6/20	$2,624,466
Outset Medical, Inc.	4/19/17 - 8/20/18	$269,790
Outset Medical, Inc. Series C	4/19/17	$804,584
Outset Medical, Inc. Series D	8/20/18	$1,079,646
Outset Medical, Inc. Series E	1/27/20	$730,921
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$2,020,004
Reddit, Inc. Series B	7/26/17	$538,544
Riskified Ltd.	12/20/19 - 4/15/20	$1,773,844
Riskified Ltd. Series E	10/28/19	$1,474,732
Riskified Ltd. warrants	10/28/19	$1
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Seer, Inc. Series D1	5/12/20	$1,253,164
Snowflake Computing, Inc. Class B	3/19/20	$307,384
Sonder Holdings, Inc. Series D	12/20/19	$2,785,793
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$4,523,454
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C	12/8/17	$1,234,575
Starry, Inc. Series D	3/6/19	$1,922,428
Sweetgreen, Inc. Series C	9/13/19	$22,760
Sweetgreen, Inc. Series D	9/13/19	$366,179
Sweetgreen, Inc. Series H	11/9/18	$2,195,114
Sweetgreen, Inc. Series I	9/13/19	$863,020
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Topgolf International, Inc. Series F	11/10/17	$3,237,994
Tory Burch LLC	5/14/15	$17,704,966
Turn, Inc. (Escrow)	4/11/17	$0
UiPath, Inc. Series A1	6/14/19	$2,059,156
UiPath, Inc. Series B1	6/14/19	$102,590
UiPath, Inc. Series B2	6/14/19	$510,864
Waymo LLC Series A2	5/8/20	$921,441
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,235,000
Wheels Up Partners Holdings LLC Series C	6/22/17	$2,092,241
Wheels Up Partners Holdings LLC Series D	5/15/19 - 8/2/19	$3,953,141
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727
Yumanity Holdings LLC Class B	6/19/18	$714,338

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$174,203
Fidelity Securities Lending Cash Central Fund	864,254
Total	$1,038,457

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,242,352,023	$1,228,520,099	$13,048,073	$783,851
Consumer Discretionary	2,335,577,151	2,217,896,925	87,624,026	30,056,200
Consumer Staples	266,273,429	250,446,672	487,633	15,339,124
Energy	52,148,791	52,148,791	--	--
Financials	135,139,245	124,090,628	--	11,048,617
Health Care	2,095,809,557	1,976,669,876	20,739,539	98,400,142
Industrials	357,180,119	299,190,334	--	57,989,785
Information Technology	4,407,929,656	4,373,766,789	--	34,162,867
Materials	29,689,716	29,689,716	--	--
Real Estate	20,810,076	17,229,749	--	3,580,327
Preferred Securities	795,684	--	--	795,684
Money Market Funds	377,133,031	377,133,031	--	--
Total Investments in Securities:	$11,320,838,478	$10,946,782,610	$121,899,271	$252,156,597
Derivative Instruments:
Assets
Futures Contracts	$4,615,499	$4,615,499	$--	$--
Total Assets	$4,615,499	$4,615,499	$--	$--
Total Derivative Instruments:	$4,615,499	$4,615,499	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$233,196,744
Net Realized Gain (Loss) on Investment Securities	144,266
Net Unrealized Gain (Loss) on Investment Securities	(3,121,021)
Cost of Purchases	33,757,630
Proceeds of Sales	(8,583,971)
Amortization/Accretion	--
Transfers into Level 3	6,870,883
Transfers out of Level 3	(10,107,934)
Ending Balance	$252,156,597
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2020	$5,164,540

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,615,499	$0
Total Equity Risk	4,615,499	0
Total Value of Derivatives	$4,615,499	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
Canada	4.8%
Cayman Islands	2.3%
Germany	1.1%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $174,296,275) — See accompanying schedule: Unaffiliated issuers (cost $3,799,583,264)	$10,943,705,447
Fidelity Central Funds (cost $377,133,031)	377,133,031
Total Investment in Securities (cost $4,176,716,295)		$11,320,838,478
Segregated cash with brokers for derivative instruments		8,736,000
Restricted cash		650,457
Foreign currency held at value (cost $24,223)		24,223
Receivable for investments sold		23,878,899
Receivable for fund shares sold		625,712
Dividends receivable		4,795,057
Distributions receivable from Fidelity Central Funds		103,700
Receivable for daily variation margin on futures contracts		141,960
Other receivables		13,340
Total assets		11,359,807,826
Liabilities
Payable to custodian bank	$75
Payable for investments purchased
Regular delivery	7,114,497
Delayed delivery	1,335,992
Payable for fund shares redeemed	53,751,427
Other payables and accrued expenses	154,360
Collateral on securities loaned	174,924,768
Total liabilities		237,281,119
Net Assets		$11,122,526,707
Net Assets consist of:
Paid in capital		$3,016,306,163
Total accumulated earnings (loss)		8,106,220,544
Net Assets		$11,122,526,707
Net Asset Value, offering price and redemption price per share ($11,122,526,707 ÷ 539,566,144 shares)		$20.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$25,686,679
Income from Fidelity Central Funds (including $864,254 from security lending)		1,038,457
Total income		26,725,136
Expenses
Custodian fees and expenses	$102,851
Independent trustees' fees and expenses	30,780
Interest	48,108
Miscellaneous	14,152
Total expenses before reductions	195,891
Expense reductions	(1,238)
Total expenses after reductions		194,653
Net investment income (loss)		26,530,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	984,254,569
Fidelity Central Funds	(33,323)
Foreign currency transactions	(238,250)
Futures contracts	3,947,014
Total net realized gain (loss)		987,930,010
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $433,485)	892,168,190
Assets and liabilities in foreign currencies	7,883
Futures contracts	4,615,499
Total change in net unrealized appreciation (depreciation)		896,791,572
Net gain (loss)		1,884,721,582
Net increase (decrease) in net assets resulting from operations		$1,911,252,065

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,530,483	$72,348,706
Net realized gain (loss)	987,930,010	1,080,093,352
Change in net unrealized appreciation (depreciation)	896,791,572	1,260,958,253
Net increase (decrease) in net assets resulting from operations	1,911,252,065	2,413,400,311
Distributions to shareholders	(1,132,911,379)	(1,195,147,338)
Share transactions
Proceeds from sales of shares	293,615,859	1,110,762,773
Reinvestment of distributions	1,132,911,380	1,195,147,338
Cost of shares redeemed	(2,256,000,700)	(3,626,973,368)
Net increase (decrease) in net assets resulting from share transactions	(829,473,461)	(1,321,063,257)
Total increase (decrease) in net assets	(51,132,775)	(102,810,284)
Net Assets
Beginning of period	11,173,659,482	11,276,469,766
End of period	$11,122,526,707	$11,173,659,482
Other Information
Shares
Sold	16,330,896	65,505,668
Issued in reinvestment of distributions	64,811,864	85,003,367
Redeemed	(124,840,275)	(207,445,393)
Net increase (decrease)	(43,697,515)	(56,936,358)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Growth Company Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.16	$17.61	$18.19	$13.49	$13.08	$12.10
Income from Investment Operations
Net investment income (loss)A	.05	.11	.15B	.07	.01	.03
Net realized and unrealized gain (loss)	3.36	3.31	1.02	4.96	.43	1.04
Total from investment operations	3.41	3.42	1.17	5.03	.44	1.07
Distributions from net investment income	(.13)	(.15)	(.09)	(.02)	(.03)	(.02)
Distributions from net realized gain	(1.84)	(1.72)	(1.66)	(.31)	–	(.07)
Total distributions	(1.96)C	(1.87)	(1.75)	(.33)	(.03)	(.09)
Net asset value, end of period	$20.61	$19.16	$17.61	$18.19	$13.49	$13.08
Total ReturnD,E	19.65%	23.24%	6.96%	38.10%	3.38%	8.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	.38%	.74%	.79%
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	.38%	.74%	.79%
Expenses net of all reductions	- %H,I	- %I	- %I	.37%	.74%	.79%
Net investment income (loss)	.50%H	.64%	.79%B	.43%	.11%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$11,122,527	$11,173,659	$11,276,470	$11,622,162	$4,032,151	$4,602,479
Portfolio turnover rateJ	16%H	19%K	23%	15%	20%	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 C Total distributions of $1.96 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $1.835 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Series Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 251,360,913	Market approach	Transaction price	$1.25 - $220.00 / $137.42	Increase
			Discount rate	6.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Recovery value	Recovery value	0.0% - 0.1% / 0.0%	Increase
		Market comparable	Transaction price	$0.47 - $411.85 / $96.05	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	10.8	Increase
			Discount rate	2.1% - 75.0% / 34.7%	Decrease
			Enterprise value/Sales multiple (EV/S)	1.0 - 21.2 / 5.6	Increase
			Discount for lack of marketability	10.0% - 15.0% /14.3%	Decrease
			Premium rate	2.0% - 233.2% / 81.5%	Increase
			Liquidity preference	$2.84 - $142.52 / $33.20	Increase
			Conversion ratio	1.3 - 3.0 / 2.6	Increase
		Discounted cash flow	Discount rate	10.0% - 11.0% / 10.5%	Decrease
			Growth rate	3.5%	Increase
			Probability rate	6.3%	Increase
Preferred Securities	$ 795,684	Market approach	Transaction price	$100.00	Increase
			Conversion ratio	1.2	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,329,678,681
Gross unrealized depreciation	(227,230,743)
Net unrealized appreciation (depreciation)	$7,102,447,938
Tax cost	$4,223,006,039

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $65,008,725 in these Subsidiaries, representing .58% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Growth Company Fund	822,744,254	2,876,045,580

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Growth Company Fund	$42,126

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Growth Company Fund	Borrower	$84,151,692	1.58%	$48,108

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $370,096,110 in exchange for 21,282,122 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the prior period, the investment adviser reimbursed the Fund for certain losses in the amount of $52,624.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Series Growth Company Fund	$13,391

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $6,568,149. Total fees paid by the Fund to NFS, as lending agent, amounted to $82,846. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $107,107 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,238.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	- %-C	$1,000.00	$1,196.50	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR Co., Inc. (FMRC) expected to merge with and into FMR and, after the merger, FMR expected to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FMRC upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through March 31, 2023.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Amended and Restated Contracts should be approved and the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XS7-SANN-0720
1.968010.106

Fidelity Flex® Funds

Fidelity Flex® Mid Cap Growth Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Global Payments, Inc.	4.5
VeriSign, Inc.	2.9
Dollar General Corp.	2.7
ResMed, Inc.	2.7
Fiserv, Inc.	2.5
DexCom, Inc.	2.5
Centene Corp.	2.4
SBA Communications Corp. Class A	2.3
MSCI, Inc.	2.2
Lam Research Corp.	2.1
26.8

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	40.2
Health Care	16.6
Industrials	13.4
Consumer Discretionary	9.7
Financials	6.9

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	97.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 2.4%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Entertainment - 2.6%
Electronic Arts, Inc. (a)	60	$7,373
Take-Two Interactive Software, Inc. (a)	94	12,800
		20,173
CONSUMER DISCRETIONARY - 9.7%
Distributors - 1.0%
Pool Corp.	29	7,802
Diversified Consumer Services - 0.8%
Service Corp. International	149	5,875
Hotels, Restaurants & Leisure - 0.7%
Domino's Pizza, Inc.	13	5,016
Household Durables - 1.2%
D.R. Horton, Inc.	29	1,604
Lennar Corp. Class A	16	967
NVR, Inc. (a)	2	6,443
		9,014
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	136	6,193
Expedia, Inc.	47	3,736
		9,929
Multiline Retail - 2.7%
Dollar General Corp.	109	20,875
Specialty Retail - 1.6%
AutoZone, Inc. (a)	11	12,626
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.	40	3,436

TOTAL CONSUMER DISCRETIONARY		74,573

CONSUMER STAPLES - 4.3%
Beverages - 0.7%
Brown-Forman Corp. Class B (non-vtg.)	88	5,802
Food & Staples Retailing - 0.1%
Grocery Outlet Holding Corp.	16	589
Food Products - 0.9%
The Hershey Co.	52	7,055
Household Products - 1.6%
Church & Dwight Co., Inc.	110	8,258
Reynolds Consumer Products, Inc.	110	3,673
		11,931
Personal Products - 1.0%
BellRing Brands, Inc. Class A (a)	300	6,024
Estee Lauder Companies, Inc. Class A	7	1,382
		7,406

TOTAL CONSUMER STAPLES		32,783

FINANCIALS - 6.9%
Capital Markets - 4.8%
MarketAxess Holdings, Inc.	21	10,680
Moody's Corp.	20	5,348
MSCI, Inc.	52	17,100
S&P Global, Inc.	11	3,575
Tradeweb Markets, Inc. Class A	3	198
		36,901
Insurance - 2.1%
Allstate Corp.	27	2,641
Arthur J. Gallagher & Co.	42	3,960
Primerica, Inc.	38	4,318
Progressive Corp.	31	2,408
RenaissanceRe Holdings Ltd.	14	2,350
		15,677

TOTAL FINANCIALS		52,578

HEALTH CARE - 16.6%
Health Care Equipment & Supplies - 9.7%
DexCom, Inc. (a)	50	18,916
Edwards Lifesciences Corp. (a)	14	3,146
Intuitive Surgical, Inc. (a)	4	2,320
Masimo Corp. (a)	40	9,608
Quidel Corp. (a)	23	4,025
ResMed, Inc.	127	20,424
Teleflex, Inc.	10	3,629
The Cooper Companies, Inc.	4	1,268
West Pharmaceutical Services, Inc.	49	10,586
		73,922
Health Care Providers & Services - 2.4%
Centene Corp. (a)	282	18,683
Health Care Technology - 1.6%
Veeva Systems, Inc. Class A (a)	56	12,257
Life Sciences Tools & Services - 2.9%
Charles River Laboratories International, Inc. (a)	56	10,061
Mettler-Toledo International, Inc. (a)	15	11,925
		21,986

TOTAL HEALTH CARE		126,848

INDUSTRIALS - 13.4%
Aerospace & Defense - 3.1%
Harris Corp.	20	3,989
HEICO Corp. Class A	52	4,365
Huntington Ingalls Industries, Inc.	25	4,997
TransDigm Group, Inc.	24	10,196
		23,547
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	32	2,596
Airlines - 0.6%
Southwest Airlines Co.	138	4,430
Commercial Services & Supplies - 2.7%
Cintas Corp.	47	11,654
Copart, Inc. (a)	103	9,207
		20,861
Electrical Equipment - 1.9%
AMETEK, Inc.	81	7,429
Rockwell Automation, Inc.	35	7,566
		14,995
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	10	3,938
Machinery - 2.4%
IDEX Corp.	35	5,578
ITT, Inc.	62	3,577
Otis Worldwide Corp.	73	3,843
Toro Co.	75	5,330
		18,328
Professional Services - 1.7%
CoStar Group, Inc. (a)	8	5,254
Verisk Analytics, Inc.	44	7,598
		12,852
Road & Rail - 0.2%
Old Dominion Freight Lines, Inc.	8	1,369

TOTAL INDUSTRIALS		102,916

INFORMATION TECHNOLOGY - 40.2%
Electronic Equipment & Components - 5.1%
Amphenol Corp. Class A	105	10,139
CDW Corp.	67	7,431
Keysight Technologies, Inc. (a)	123	13,300
Zebra Technologies Corp. Class A (a)	30	7,840
		38,710
IT Services - 14.7%
Adyen BV (a)(b)	1	1,313
Black Knight, Inc. (a)	58	4,465
Booz Allen Hamilton Holding Corp. Class A	127	10,130
CACI International, Inc. Class A (a)	28	7,022
EPAM Systems, Inc. (a)	45	10,379
Fidelity National Information Services, Inc.	23	3,193
Fiserv, Inc. (a)	181	19,325
Global Payments, Inc.	190	34,100
VeriSign, Inc. (a)	103	22,558
		112,485
Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	29	3,276
Broadcom, Inc.	6	1,748
Cirrus Logic, Inc. (a)	89	6,451
Entegris, Inc.	124	7,425
KLA-Tencor Corp.	84	14,781
Lam Research Corp.	59	16,147
NXP Semiconductors NV	34	3,267
Skyworks Solutions, Inc.	24	2,845
		55,940
Software - 13.1%
Adobe, Inc. (a)	8	3,093
ANSYS, Inc. (a)	41	11,603
Atlassian Corp. PLC (a)	61	11,303
Cadence Design Systems, Inc. (a)	151	13,785
Fortinet, Inc. (a)	112	15,590
Intuit, Inc.	8	2,323
Paycom Software, Inc. (a)	31	9,214
RingCentral, Inc. (a)	47	12,890
Slack Technologies, Inc. Class A (a)	121	4,241
Synopsys, Inc. (a)	38	6,875
The Trade Desk, Inc. (a)	25	7,789
Tyler Technologies, Inc. (a)	5	1,877
		100,583

TOTAL INFORMATION TECHNOLOGY		307,718

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	4	2,375
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
CoreSite Realty Corp.	29	3,620
Equity Lifestyle Properties, Inc.	133	8,286
SBA Communications Corp. Class A	57	17,905
		29,811
TOTAL COMMON STOCKS
(Cost $493,010)		749,775

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.11% (c)
(Cost $4,234)	4,233	4,234
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $497,244)		754,009
NET OTHER ASSETS (LIABILITIES) - 1.5%		11,818
NET ASSETS - 100%		$765,827

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,313 or 0.2% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28
Total	$28

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,173	$20,173	$--	$--
Consumer Discretionary	74,573	74,573	--	--
Consumer Staples	32,783	32,783	--	--
Financials	52,578	52,578	--	--
Health Care	126,848	126,848	--	--
Industrials	102,916	102,916	--	--
Information Technology	307,718	307,718	--	--
Materials	2,375	2,375	--	--
Real Estate	29,811	29,811	--	--
Money Market Funds	4,234	4,234	--	--
Total Investments in Securities:	$754,009	$754,009	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $493,010)	$749,775
Fidelity Central Funds (cost $4,234)	4,234
Total Investment in Securities (cost $497,244)		$754,009
Cash		13,261
Receivable for investments sold		10,917
Dividends receivable		375
Receivable from investment adviser for expense reductions		750
Total assets		779,312
Liabilities
Payable for investments purchased	$12,736
Other payables and accrued expenses	749
Total liabilities		13,485
Net Assets		$765,827
Net Assets consist of:
Paid in capital		$523,978
Total accumulated earnings (loss)		241,849
Net Assets		$765,827
Net Asset Value, offering price and redemption price per share ($765,827 ÷ 138,150 shares)		$5.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$2,981
Income from Fidelity Central Funds		28
Total income		3,009
Expenses
Independent trustees' fees and expenses	$3
Proxy	750
Miscellaneous	1
Total expenses before reductions	754
Expense reductions	(750)
Total expenses after reductions		4
Net investment income (loss)		3,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,858)
Total net realized gain (loss)		(9,858)
Change in net unrealized appreciation (depreciation) on investment securities		47,024
Net gain (loss)		37,166
Net increase (decrease) in net assets resulting from operations		$40,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,005	$92,841
Net realized gain (loss)	(9,858)	1,182,995
Change in net unrealized appreciation (depreciation)	47,024	240,567
Net increase (decrease) in net assets resulting from operations	40,171	1,516,403
Distributions to shareholders	(469,928)	(104,869)
Share transactions
Proceeds from sales of shares	–	4,770,143
Reinvestment of distributions	469,928	104,869
Cost of shares redeemed	–	(21,007,544)
Net increase (decrease) in net assets resulting from share transactions	469,928	(16,132,532)
Total increase (decrease) in net assets	40,171	(14,720,998)
Net Assets
Beginning of period	725,656	15,446,654
End of period	$765,827	$725,656
Other Information
Shares
Sold	–	370,270
Issued in reinvestment of distributions	87,347	10,113
Redeemed	–	(1,656,739)
Net increase (decrease)	87,347	(1,276,356)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Mid Cap Growth Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.28	$11.64	$11.25	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.12	.13C	.10D
Net realized and unrealized gain (loss)	.49	2.60	.35	1.15
Total from investment operations	.51	2.72	.48	1.25
Distributions from net investment income	(1.53)	(.08)	(.09)	–
Distributions from net realized gain	(7.72)	–	–	–
Total distributions	(9.25)	(.08)	(.09)	–
Net asset value, end of period	$5.54	$14.28	$11.64	$11.25
Total ReturnE,F	5.50%	23.66%	4.29%	12.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.11%I	- %J	- %J	- %J,K
Expenses net of fee waivers, if anyJ	- %I	-%	-%	- %K
Expenses net of all reductionsJ	- %I	-%	-%	- %K
Net investment income (loss)	.85%I	.98%	1.11%C	1.29%D,K
Supplemental Data
Net assets, end of period (000 omitted)	$766	$726	$15,447	$711
Portfolio turnover rateL	69%K	83%	88%	38%K

 A For the period March 8, 2017 (commencement of operations) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Proxy expenses are not annualized.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Flex Mid Cap Growth Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$256,384
Gross unrealized depreciation	(2,628)
Net unrealized appreciation (depreciation)	$253,756
Tax cost	$500,253

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Growth Fund	243,899	243,439

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Mid Cap Growth Fund	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Flex Mid Cap Growth Fund	$1

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $750.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	- %-C	$1,000.00	$1,055.00	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZDG-SANN-0720
1.9881578.103

Fidelity® Growth Strategies K6 Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Global Payments, Inc.	4.5
VeriSign, Inc.	3.0
Dollar General Corp.	2.7
ResMed, Inc.	2.7
Fiserv, Inc.	2.5
DexCom, Inc.	2.5
Centene Corp.	2.4
SBA Communications Corp. Class A	2.4
MSCI, Inc.	2.2
Lam Research Corp.	2.1
27.0

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	40.4
Health Care	16.5
Industrials	13.6
Consumer Discretionary	10.1
Financials	7.0

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments – 2.3%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Entertainment - 2.6%
Electronic Arts, Inc. (a)	13,600	$1,671,168
Take-Two Interactive Software, Inc. (a)	22,400	3,050,208
		4,721,376
CONSUMER DISCRETIONARY - 10.1%
Distributors - 1.0%
Pool Corp.	6,925	1,862,964
Diversified Consumer Services - 0.8%
Service Corp. International	34,600	1,364,278
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza, Inc.	2,900	1,118,936
Household Durables - 1.5%
D.R. Horton, Inc.	6,800	376,040
Lennar Corp. Class A	3,695	223,400
NVR, Inc. (a)	620	1,997,398
		2,596,838
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	33,000	1,502,820
Expedia, Inc.	10,900	866,332
		2,369,152
Multiline Retail - 2.7%
Dollar General Corp.	25,700	4,921,807
Specialty Retail - 1.7%
AutoZone, Inc. (a)	2,700	3,099,222
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc.	9,600	824,736

TOTAL CONSUMER DISCRETIONARY		18,157,933

CONSUMER STAPLES - 3.7%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	21,500	1,417,495
Food & Staples Retailing - 0.0%
Grocery Outlet Holding Corp.	1,300	47,853
Food Products - 0.9%
The Hershey Co.	12,200	1,655,296
Household Products - 1.6%
Church & Dwight Co., Inc.	26,100	1,959,327
Reynolds Consumer Products, Inc.	27,600	921,564
		2,880,891
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	20,000	401,600
Estee Lauder Companies, Inc. Class A	1,772	349,917
		751,517

TOTAL CONSUMER STAPLES		6,753,052

FINANCIALS - 7.0%
Capital Markets - 5.0%
MarketAxess Holdings, Inc.	5,300	2,695,527
Moody's Corp.	4,900	1,310,309
MSCI, Inc.	12,200	4,011,970
S&P Global, Inc.	2,700	877,554
Tradeweb Markets, Inc. Class A	1,218	80,339
		8,975,699
Insurance - 2.0%
Allstate Corp.	6,200	606,422
Arthur J. Gallagher & Co.	9,800	923,944
Primerica, Inc.	9,000	1,022,760
Progressive Corp.	7,413	575,842
RenaissanceRe Holdings Ltd.	3,200	537,152
		3,666,120

TOTAL FINANCIALS		12,641,819

HEALTH CARE - 16.5%
Health Care Equipment & Supplies - 9.6%
DexCom, Inc. (a)	11,801	4,464,436
Edwards Lifesciences Corp. (a)	3,400	764,048
Intuitive Surgical, Inc. (a)	953	552,769
Masimo Corp. (a)	9,551	2,294,055
Quidel Corp. (a)	5,147	900,725
ResMed, Inc.	30,300	4,872,846
Teleflex, Inc.	2,071	751,483
The Cooper Companies, Inc.	1,000	316,980
West Pharmaceutical Services, Inc.	10,900	2,354,836
		17,272,178
Health Care Providers & Services - 2.4%
Centene Corp. (a)	67,100	4,445,375
Health Care Technology - 1.6%
Veeva Systems, Inc. Class A (a)	13,100	2,867,197
Life Sciences Tools & Services - 2.9%
Charles River Laboratories International, Inc. (a)	13,400	2,407,444
Mettler-Toledo International, Inc. (a)	3,579	2,845,305
		5,252,749

TOTAL HEALTH CARE		29,837,499

INDUSTRIALS - 13.6%
Aerospace & Defense - 3.0%
Harris Corp.	4,664	930,235
HEICO Corp. Class A	11,700	982,215
Huntington Ingalls Industries, Inc.	5,900	1,179,351
TransDigm Group, Inc.	5,600	2,378,992
		5,470,793
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	7,800	632,814
Airlines - 0.6%
Southwest Airlines Co.	32,290	1,036,509
Commercial Services & Supplies - 2.8%
Cintas Corp.	11,300	2,801,948
Copart, Inc. (a)	24,400	2,181,116
		4,983,064
Electrical Equipment - 2.0%
AMETEK, Inc.	19,700	1,806,687
Rockwell Automation, Inc.	8,100	1,750,896
		3,557,583
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	2,400	945,120
Machinery - 2.5%
IDEX Corp.	8,614	1,372,813
ITT, Inc.	15,200	877,040
Nordson Corp.	1,100	207,185
Otis Worldwide Corp.	17,300	910,845
Toro Co.	17,208	1,222,973
		4,590,856
Professional Services - 1.6%
CoStar Group, Inc. (a)	1,700	1,116,560
Verisk Analytics, Inc.	10,600	1,830,408
		2,946,968
Road & Rail - 0.2%
Old Dominion Freight Lines, Inc.	2,200	376,398

TOTAL INDUSTRIALS		24,540,105

INFORMATION TECHNOLOGY - 40.4%
Electronic Equipment & Components - 5.3%
Amphenol Corp. Class A	25,800	2,491,248
CDW Corp.	19,200	2,129,472
Keysight Technologies, Inc. (a)	28,800	3,114,144
Zebra Technologies Corp. Class A (a)	7,200	1,881,504
		9,616,368
IT Services - 14.6%
Adyen BV (a)(b)	106	139,198
Black Knight, Inc. (a)	13,000	1,000,740
Booz Allen Hamilton Holding Corp. Class A	30,000	2,392,800
CACI International, Inc. Class A (a)	6,500	1,630,070
EPAM Systems, Inc. (a)	10,300	2,375,592
Fidelity National Information Services, Inc.	5,500	763,565
Fiserv, Inc. (a)	42,600	4,548,402
Global Payments, Inc.	44,673	8,018,356
VeriSign, Inc. (a)	24,800	5,431,448
		26,300,171
Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	6,700	756,765
Broadcom, Inc.	1,300	378,651
Cirrus Logic, Inc. (a)	20,200	1,464,096
Entegris, Inc.	29,290	1,753,885
KLA-Tencor Corp.	20,300	3,571,988
Lam Research Corp.	14,000	3,831,380
NXP Semiconductors NV	8,200	788,020
Skyworks Solutions, Inc.	5,700	675,678
		13,220,463
Software - 13.2%
Adobe, Inc. (a)	1,900	734,540
ANSYS, Inc. (a)	9,700	2,745,100
Atlassian Corp. PLC (a)	14,400	2,668,320
Cadence Design Systems, Inc. (a)	35,235	3,216,603
Fortinet, Inc. (a)	26,200	3,647,040
Intuit, Inc.	1,995	579,188
Paycom Software, Inc. (a)	7,300	2,169,779
RingCentral, Inc. (a)	11,200	3,071,600
Slack Technologies, Inc. Class A (a)	27,350	958,618
Synopsys, Inc. (a)	9,407	1,701,820
The Trade Desk, Inc. (a)(c)	5,900	1,838,204
Tyler Technologies, Inc. (a)	1,100	412,841
		23,743,653

TOTAL INFORMATION TECHNOLOGY		72,880,655

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	988	586,724
REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.9%
CoreSite Realty Corp.	6,500	811,330
Equity Lifestyle Properties, Inc.	31,200	1,943,760
SBA Communications Corp. Class A	13,500	4,240,755
		6,995,845
TOTAL COMMON STOCKS
(Cost $125,782,086)		177,115,008

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.11% (d)	3,986,782	3,987,579
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	1,034,412	1,034,516
TOTAL MONEY MARKET FUNDS
(Cost $5,022,095)		5,022,095
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $130,804,181)		182,137,103
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,648,942)
NET ASSETS - 100%		$180,488,161

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,198 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,809
Fidelity Securities Lending Cash Central Fund	642
Total	$20,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,721,376	$4,721,376	$--	$--
Consumer Discretionary	18,157,933	18,157,933	--	--
Consumer Staples	6,753,052	6,753,052	--	--
Financials	12,641,819	12,641,819	--	--
Health Care	29,837,499	29,837,499	--	--
Industrials	24,540,105	24,540,105	--	--
Information Technology	72,880,655	72,880,655	--	--
Materials	586,724	586,724	--	--
Real Estate	6,995,845	6,995,845	--	--
Money Market Funds	5,022,095	5,022,095	--	--
Total Investments in Securities:	$182,137,103	$182,137,103	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,059,304) — See accompanying schedule: Unaffiliated issuers (cost $125,782,086)	$177,115,008
Fidelity Central Funds (cost $5,022,095)	5,022,095
Total Investment in Securities (cost $130,804,181)		$182,137,103
Receivable for investments sold		2,611,450
Receivable for fund shares sold		228,382
Dividends receivable		89,098
Distributions receivable from Fidelity Central Funds		441
Total assets		185,066,474
Liabilities
Payable for investments purchased	$3,400,386
Payable for fund shares redeemed	78,399
Accrued management fee	63,851
Other payables and accrued expenses	1,227
Collateral on securities loaned	1,034,450
Total liabilities		4,578,313
Net Assets		$180,488,161
Net Assets consist of:
Paid in capital		$140,564,941
Total accumulated earnings (loss)		39,923,220
Net Assets		$180,488,161
Net Asset Value, offering price and redemption price per share ($180,488,161 ÷ 12,734,701 shares)		$14.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$706,377
Income from Fidelity Central Funds (including $642 from security lending)		20,451
Total income		726,828
Expenses
Management fee	$381,142
Independent trustees' fees and expenses	481
Miscellaneous	1,379
Total expenses before reductions	383,002
Expense reductions	(1,756)
Total expenses after reductions		381,246
Net investment income (loss)		345,582
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,673,242)
Fidelity Central Funds	(77)
Total net realized gain (loss)		(6,673,319)
Change in net unrealized appreciation (depreciation) on investment securities		12,279,155
Net gain (loss)		5,605,836
Net increase (decrease) in net assets resulting from operations		$5,951,418

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$345,582	$683,718
Net realized gain (loss)	(6,673,319)	(1,072,378)
Change in net unrealized appreciation (depreciation)	12,279,155	28,944,734
Net increase (decrease) in net assets resulting from operations	5,951,418	28,556,074
Distributions to shareholders	(856,685)	(1,016,166)
Share transactions
Proceeds from sales of shares	30,150,739	34,837,542
Reinvestment of distributions	856,685	1,016,166
Cost of shares redeemed	(21,305,200)	(30,695,019)
Net increase (decrease) in net assets resulting from share transactions	9,702,224	5,158,689
Total increase (decrease) in net assets	14,796,957	32,698,597
Net Assets
Beginning of period	165,691,204	132,992,607
End of period	$180,488,161	$165,691,204
Other Information
Shares
Sold	2,227,033	2,806,515
Issued in reinvestment of distributions	61,676	101,922
Redeemed	(1,653,844)	(2,673,153)
Net increase (decrease)	634,865	235,284

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Strategies K6 Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$11.21	$10.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.06C	.09D	.04
Net realized and unrealized gain (loss)	.52	2.51	.20	.91
Total from investment operations	.55	2.57	.29	.95
Distributions from net investment income	(.07)	(.09)	(.03)	–
Total distributions	(.07)	(.09)	(.03)	–
Net asset value, end of period	$14.17	$13.69	$11.21	$10.95
Total ReturnE,F	4.02%	23.18%	2.68%	9.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.45%I	.45%	.45%	.45%I
Expenses net of fee waivers, if any	.45%I	.45%	.45%	.45%I
Expenses net of all reductions	.45%I	.45%	.45%	.45%I
Net investment income (loss)	.41%I	.49%C	.76%D	.81%I
Supplemental Data
Net assets, end of period (000 omitted)	$180,488	$165,691	$132,993	$80,512
Portfolio turnover rateJ	61%I	66%K	51%K	56%I,K

 A For the period May 25, 2017 (commencement of operations) to November 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .52%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$52,140,768
Gross unrealized depreciation	(856,017)
Net unrealized appreciation (depreciation)	$51,284,751
Tax cost	$130,852,352

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,636,261)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Strategies K6 Fund	59,900,324	50,520,715

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $13,010,668 in exchange for 1,028,736 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Strategies K6 Fund	$835

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,174.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Growth Strategies K6 Fund	$207

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $63. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,726 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $30.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.45%	$1,000.00	$1,040.20	$2.30
Hypothetical-C		$1,000.00	$1,022.75	$2.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Strategies K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Growth Strategies K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FEGK6-SANN-0720
1.9883994.103

Fidelity® Growth Company K6 Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
NVIDIA Corp.	7.2
Amazon.com, Inc.	6.1
Apple, Inc.	5.5
Microsoft Corp.	4.5
Shopify, Inc. Class A	4.0
lululemon athletica, Inc.	3.6
Alphabet, Inc. Class A	3.3
Salesforce.com, Inc.	3.1
Facebook, Inc. Class A	2.1
Moderna, Inc.	2.1
41.5

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	39.1
Consumer Discretionary	20.8
Health Care	19.0
Communication Services	11.2
Industrials	3.4

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	98.9%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 11.6%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	22,103	$1,268,270
Entertainment - 2.8%
Activision Blizzard, Inc.	234,802	16,901,048
Electronic Arts, Inc. (a)	44,682	5,490,524
Lions Gate Entertainment Corp. Class A (a)(b)	6,263	49,916
NetEase, Inc. ADR	14,256	5,458,622
Netflix, Inc. (a)	83,624	35,099,502
Nintendo Co. Ltd.	5,382	2,188,208
Roku, Inc. Class A (a)(b)	301,162	32,980,251
Sea Ltd. ADR (a)	186,275	14,864,745
The Walt Disney Co.	16,340	1,916,682
		114,949,498
Interactive Media & Services - 7.4%
Alphabet, Inc.:
Class A (a)	92,764	132,979,049
Class C (a)	53,595	76,582,967
Facebook, Inc. Class A (a)	382,092	86,005,088
Match Group, Inc. (a)(b)	15,456	1,376,202
Snap, Inc. Class A (a)	96,430	1,826,384
Tencent Holdings Ltd.	63,331	3,429,745
Twitter, Inc. (a)	40,672	1,259,612
		303,459,047
Media - 0.2%
Comcast Corp. Class A	158,099	6,260,720
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc. (a)	299,792	29,991,192

TOTAL COMMUNICATION SERVICES		455,928,727

CONSUMER DISCRETIONARY - 20.8%
Automobiles - 1.5%
Tesla, Inc. (a)	74,783	62,443,805
Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc. (a)	5,286	5,306,668
Hyatt Hotels Corp. Class A	14,762	813,239
Marriott International, Inc. Class A	71,325	6,312,263
McDonald's Corp.	342	63,721
Papa John's International, Inc.	8,182	637,296
Penn National Gaming, Inc. (a)	158,268	5,192,773
Planet Fitness, Inc. (a)	17,640	1,140,073
Shake Shack, Inc. Class A (a)(b)	9,551	530,558
Starbucks Corp.	164,849	12,856,574
Yum China Holdings, Inc.	98,596	4,568,939
Yum! Brands, Inc.	35,180	3,156,701
		40,578,805
Household Durables - 0.9%
D.R. Horton, Inc.	93,276	5,158,163
KB Home	89,216	2,951,265
Lennar Corp. Class A	365,024	22,069,351
NVR, Inc. (a)	555	1,787,994
Toll Brothers, Inc.	85,771	2,771,261
		34,738,034
Internet & Direct Marketing Retail - 8.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	90,765	18,823,753
Amazon.com, Inc. (a)	102,110	249,390,401
Etsy, Inc. (a)	13,206	1,069,422
Farfetch Ltd. Class A (a)	134,697	1,866,900
JD.com, Inc. sponsored ADR (a)	214,608	11,659,653
Ocado Group PLC (a)	456,804	12,360,591
The Booking Holdings, Inc. (a)	5,790	9,492,242
The RealReal, Inc.	105,262	1,411,563
Wayfair LLC Class A (a)	335,309	57,522,259
		363,596,784
Leisure Products - 0.2%
Callaway Golf Co. (b)	47,201	723,119
Peloton Interactive, Inc. Class A (a)	154,372	6,512,955
		7,236,074
Multiline Retail - 0.4%
Dollar General Corp.	21,265	4,072,460
Dollar Tree, Inc. (a)	34,629	3,389,140
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	68,660	6,278,957
Target Corp.	29,328	3,587,694
		17,328,251
Specialty Retail - 2.2%
Carvana Co. Class A (a)(b)	128,200	11,920,036
Lowe's Companies, Inc.	163,496	21,311,704
RH (a)(b)	77,352	16,776,875
The Home Depot, Inc.	123,838	30,771,266
TJX Companies, Inc.	195,436	10,311,203
		91,091,084
Textiles, Apparel & Luxury Goods - 5.7%
adidas AG	129,980	34,471,670
Canada Goose Holdings, Inc. (a)(b)	111,837	2,181,750
Deckers Outdoor Corp. (a)	20,458	3,734,199
lululemon athletica, Inc. (a)	487,634	146,336,525
NIKE, Inc. Class B	179,536	17,698,659
On Holding AG (c)(d)	128	1,190,964
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	774,993	24,272,781
Under Armour, Inc. Class C (non-vtg.) (a)	35,625	280,013
VF Corp.	27,273	1,530,015
		231,696,576

TOTAL CONSUMER DISCRETIONARY		848,709,413

CONSUMER STAPLES - 2.8%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	9,386	5,300,556
Keurig Dr. Pepper, Inc. (b)	335,439	9,365,457
Monster Beverage Corp. (a)	297,805	21,415,158
PepsiCo, Inc.	34,401	4,525,452
The Coca-Cola Co.	293,618	13,706,088
		54,312,711
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	63,014	19,437,929
Grocery Outlet Holding Corp.	105,400	3,879,774
Kroger Co.	396,335	12,928,448
Performance Food Group Co. (a)	120,931	3,222,811
Sysco Corp.	42,721	2,356,490
		41,825,452
Food Products - 0.2%
Bunge Ltd.	48,689	1,899,845
Darling Ingredients, Inc.(a)	103,745	2,418,296
Freshpet, Inc. (a)	28,187	2,175,473
Mondelez International, Inc.	20,630	1,075,236
		7,568,850
Household Products - 0.1%
Church & Dwight Co., Inc.	29,234	2,194,596
Colgate-Palmolive Co.	23,943	1,731,797
Kimberly-Clark Corp.	6,147	869,432
Procter & Gamble Co.	3,836	444,669
		5,240,494
Personal Products - 0.0%
Unilever NV	10,716	553,780
Tobacco - 0.2%
Altria Group, Inc.	149,179	5,825,440

TOTAL CONSUMER STAPLES		115,326,727

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
EOG Resources, Inc.	30,732	1,566,410
Hess Corp.	290,531	13,791,507
Noble Energy, Inc.	197,472	1,723,931
Reliance Industries Ltd.	498,700	9,659,365
Reliance Industries Ltd. rights (a)	33,246	97,621
Valero Energy Corp.	29,455	1,962,881
		28,801,715
FINANCIALS - 1.4%
Banks - 0.6%
Bank of America Corp.	166,109	4,006,549
HDFC Bank Ltd. sponsored ADR	163,146	6,824,397
JPMorgan Chase & Co.	150,783	14,672,694
		25,503,640
Capital Markets - 0.7%
BlackRock, Inc. Class A	19,258	10,180,549
BM&F BOVESPA SA	168,100	1,434,881
Charles Schwab Corp.	360,721	12,953,491
Edelweiss Financial Services Ltd.	358,600	218,418
T. Rowe Price Group, Inc.	4,761	575,605
The Blackstone Group LP	8,394	476,779
		25,839,723
Consumer Finance - 0.1%
American Express Co.	44,298	4,211,411
Discover Financial Services	14,651	696,069
		4,907,480

TOTAL FINANCIALS		56,250,843

HEALTH CARE - 18.8%
Biotechnology - 11.8%
AbbVie, Inc.	46,036	4,266,156
ACADIA Pharmaceuticals, Inc. (a)	672,059	33,387,891
ADC Therapeutics SA (a)	50,600	1,869,670
Agios Pharmaceuticals, Inc. (a)	95,537	4,943,084
Alector, Inc. (a)(b)	86,903	2,841,728
Alexion Pharmaceuticals, Inc. (a)	5,626	674,557
Allogene Therapeutics, Inc. (a)(b)	92,096	4,435,343
Alnylam Pharmaceuticals, Inc. (a)	442,385	59,841,419
Amgen, Inc.	75,025	17,233,243
AnaptysBio, Inc. (a)	2,650	50,562
Arcutis Biotherapeutics, Inc. (a)	44,152	1,481,300
Argenx SE ADR (a)	37,004	8,114,977
Arrowhead Pharmaceuticals, Inc. (a)	14,499	467,448
Ascendis Pharma A/S sponsored ADR (a)	3,199	465,423
aTyr Pharma, Inc.	37,325	139,596
Axcella Health, Inc.	243,432	1,460,592
BeiGene Ltd. ADR (a)	162,415	26,886,179
Biogen, Inc. (a)	1,226	376,492
BioNTech SE ADR (a)	227,735	11,279,715
Blueprint Medicines Corp. (a)	1,414	92,108
Bridgebio Pharma, Inc. (b)	23,291	683,125
Calyxt, Inc. (a)	114,171	495,502
Cellectis SA sponsored ADR (a)	33,227	613,703
ChemoCentryx, Inc. (a)	228,278	14,242,264
Constellation Pharmaceuticals, Inc. (a)	27,688	983,755
Crinetics Pharmaceuticals, Inc. (a)	25,615	418,549
CRISPR Therapeutics AG (a)(b)	5,167	333,685
Cyclerion Therapeutics, Inc. (a)	24,173	96,209
Denali Therapeutics, Inc. (a)	43,598	1,213,332
Eidos Therapeutics, Inc. (a)	5,172	252,963
Evelo Biosciences, Inc. (a)(b)	104,924	458,518
Exact Sciences Corp. (a)(b)	18,350	1,575,898
Exelixis, Inc. (a)	96,931	2,395,165
Fate Therapeutics, Inc. (a)	258,035	8,368,075
G1 Therapeutics, Inc. (a)	26,074	442,476
Homology Medicines, Inc. (a)	70,017	997,042
Immunomedics, Inc. (a)	60,545	2,033,707
Intercept Pharmaceuticals, Inc. (a)	14,151	1,022,551
Ionis Pharmaceuticals, Inc. (a)	708,602	39,830,518
Iovance Biotherapeutics, Inc.(a)	34,664	1,112,368
Ironwood Pharmaceuticals, Inc. Class A (a)	216,309	2,104,687
Karuna Therapeutics, Inc. (a)	116,859	10,968,386
Keros Therapeutics, Inc.	20,562	590,952
Lexicon Pharmaceuticals, Inc. (a)(b)	388,206	741,473
Macrogenics, Inc. (a)	8,248	158,692
Mirati Therapeutics, Inc. (a)	9,726	964,722
Moderna, Inc. (a)(b)	1,397,330	85,935,795
Momenta Pharmaceuticals, Inc. (a)	550,130	17,318,092
Morphic Holding, Inc.	61,428	1,276,474
ORIC Pharmaceuticals, Inc. (a)	67,784	1,967,092
Passage Bio, Inc.	21,841	481,157
Principia Biopharma, Inc. (a)	23,532	1,503,459
Protagonist Therapeutics, Inc. (a)	78,535	1,298,184
Prothena Corp. PLC (a)	68,502	730,231
PTC Therapeutics, Inc. (a)	43,740	2,218,055
Regeneron Pharmaceuticals, Inc. (a)	43,710	26,785,925
Repligen Corp. (a)(b)	3,115	407,972
Revolution Medicines, Inc.	55,806	1,714,360
Rigel Pharmaceuticals, Inc. (a)	821,268	1,605,579
Rubius Therapeutics, Inc. (a)(b)	473,740	3,055,623
Sage Therapeutics, Inc. (a)	193,585	6,914,856
Sarepta Therapeutics, Inc. (a)	26,749	4,073,070
Scholar Rock Holding Corp. (a)	75,717	1,393,193
Seres Therapeutics, Inc. (a)(b)	211,311	1,160,097
Syros Pharmaceuticals, Inc. (a)	219,788	2,151,725
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	2,087	7,090
TG Therapeutics, Inc. (a)	27,190	507,094
Translate Bio, Inc. (a)	248,450	5,147,884
Turning Point Therapeutics, Inc. (a)	16,837	1,165,962
Ultragenyx Pharmaceutical, Inc. (a)	7,474	511,670
uniQure B.V. (a)	81,996	5,506,851
UNITY Biotechnology, Inc. (a)(b)	233,080	1,906,594
Vertex Pharmaceuticals, Inc. (a)	51,226	14,751,039
Xencor, Inc. (a)	114,604	3,466,771
Zai Lab Ltd. ADR (a)	156,493	11,643,079
Zentalis Pharmaceuticals, Inc.	19,002	992,284
		481,003,057
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	59,366	5,635,021
Boston Scientific Corp. (a)	170,949	6,494,353
Danaher Corp.	122,605	20,427,219
DexCom, Inc. (a)	75,787	28,670,980
Genmark Diagnostics, Inc. (a)	118,142	1,121,168
Inari Medical, Inc.	6,000	264,000
Insulet Corp. (a)	173,023	32,626,947
Intuitive Surgical, Inc. (a)	37,150	21,548,115
Novocure Ltd. (a)	400,328	26,994,117
Penumbra, Inc. (a)	45,909	7,915,630
Presbia PLC (a)	83,122	1,662
Shockwave Medical, Inc. (a)	63,099	2,776,987
Stryker Corp.	13,762	2,693,636
		157,169,835
Health Care Providers & Services - 1.1%
1Life Healthcare, Inc. (a)	27,062	874,103
Alignment Healthcare Partners unit (c)(d)	93,697	1,667,647
Centene Corp. (a)	52,168	3,456,130
Humana, Inc.	5,872	2,411,337
Laboratory Corp. of America Holdings (a)	4,405	772,285
UnitedHealth Group, Inc.	118,219	36,039,062
		45,220,564
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	105,579	83,165
Teladoc Health, Inc. (a)	12,122	2,109,955
		2,193,120
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)(b)	200,978	15,670,255
Adaptive Biotechnologies Corp.	11,889	460,104
Bruker Corp.	27,894	1,207,252
Nanostring Technologies, Inc. (a)	13,308	406,293
Thermo Fisher Scientific, Inc.	28,887	10,087,052
Wuxi Biologics (Cayman), Inc. (a)(e)	336,616	5,315,759
		33,146,715
Pharmaceuticals - 1.2%
Akcea Therapeutics, Inc. (a)(b)	448,049	6,675,930
Bristol-Myers Squibb Co.	102,443	6,117,896
Dragonfly Therapeutics, Inc. (c)(d)	31,376	788,165
Fulcrum Therapeutics, Inc. (b)	72,659	1,446,641
Hansoh Pharmaceutical Group Co. Ltd. (e)	230,000	1,005,035
Intra-Cellular Therapies, Inc. (a)	246,414	5,145,124
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	4,680	51,605
Kaleido Biosciences, Inc. (a)(b)	96,650	697,813
MyoKardia, Inc. (a)	151,152	15,461,338
Nektar Therapeutics (a)(b)	394,320	8,556,744
OptiNose, Inc. (a)(b)	187,468	809,862
Sienna Biopharmaceuticals, Inc. (a)	143,356	2,136
Theravance Biopharma, Inc. (a)	144,506	3,648,777
		50,407,066

TOTAL HEALTH CARE		769,140,357

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.	7,474	2,903,201
The Boeing Co.	30,427	4,437,778
		7,340,979
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	73,848	7,363,384
Airlines - 0.8%
Delta Air Lines, Inc.	36,710	925,459
JetBlue Airways Corp. (a)(b)	429,838	4,328,469
Ryanair Holdings PLC sponsored ADR (a)	36,819	2,642,500
Southwest Airlines Co.	362,235	11,627,744
Spirit Airlines, Inc. (a)	105,450	1,365,578
United Airlines Holdings, Inc. (a)	70,327	1,971,969
Wizz Air Holdings PLC (a)(e)	219,300	8,883,404
		31,745,123
Building Products - 0.0%
Trane Technologies PLC	33,987	3,065,967
Commercial Services & Supplies - 0.0%
HomeServe PLC	33,800	541,407
Electrical Equipment - 0.1%
AMETEK, Inc.	1,532	140,500
Eaton Corp. PLC	20,279	1,721,687
Emerson Electric Co.	30,406	1,855,374
Generac Holdings, Inc. (a)	13,181	1,466,650
		5,184,211
Industrial Conglomerates - 0.5%
3M Co.	35,195	5,505,906
General Electric Co.	74,081	486,712
Honeywell International, Inc.	93,321	13,610,868
		19,603,486
Machinery - 0.6%
Caterpillar, Inc.	27,535	3,307,780
Deere & Co.	41,831	6,363,332
Fortive Corp.	23,253	1,417,968
Gardner Denver Holdings, Inc. (a)	8,479	239,108
Illinois Tool Works, Inc.	42,917	7,401,466
Xylem, Inc.	77,381	5,133,456
		23,863,110
Professional Services - 0.0%
CoStar Group, Inc. (a)	657	431,518
Verisk Analytics, Inc.	2,213	382,141
		813,659
Road & Rail - 1.0%
Kansas City Southern	11,271	1,696,511
Lyft, Inc. (a)	135,400	4,232,604
Uber Technologies, Inc.	549,807	19,968,990
Union Pacific Corp.	93,174	15,826,536
		41,724,641

TOTAL INDUSTRIALS		141,245,967

INFORMATION TECHNOLOGY - 39.1%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	3,959	924,268
Ciena Corp. (a)	201,656	11,143,511
Cisco Systems, Inc.	58,486	2,796,801
Infinera Corp. (a)(b)	1,210,210	6,026,846
Lumentum Holdings, Inc. (a)	35,382	2,594,208
		23,485,634
Electronic Equipment & Components - 0.1%
Arlo Technologies, Inc. (a)	148,315	327,776
II-VI, Inc. (a)	73,607	3,498,541
TE Connectivity Ltd.	1,457	118,381
Trimble, Inc. (a)	27,627	1,080,768
		5,025,466
IT Services - 8.8%
Actua Corp. (a)(d)	116,210	5,811
Black Knight, Inc. (a)	40,580	3,123,848
IBM Corp.	2,775	346,598
MasterCard, Inc. Class A	157,681	47,444,636
MongoDB, Inc. Class A (a)	12,353	2,867,255
Okta, Inc. (a)	26,402	5,163,703
PayPal Holdings, Inc. (a)	392,717	60,875,062
Riskified Ltd. (c)(d)	1,118	303,202
Riskified Ltd. warrants (a)(c)(d)	168	0
Shopify, Inc. Class A (a)	213,500	162,037,328
Square, Inc. (a)	171,191	13,880,166
Twilio, Inc. Class A (a)	5,221	1,031,670
Visa, Inc. Class A	272,587	53,219,886
Wix.com Ltd. (a)	41,956	9,328,077
		359,627,242
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices, Inc. (a)	1,068,360	57,477,768
Applied Materials, Inc.	127,500	7,162,950
ASML Holding NV	34,822	11,474,197
Broadcom, Inc.	13,020	3,792,335
Cirrus Logic, Inc. (a)	132,484	9,602,440
Cree, Inc. (a)	38,852	2,047,112
Inphi Corp. (a)	34,904	4,386,386
Intel Corp.	5,668	356,687
KLA-Tencor Corp.	17,630	3,102,175
Marvell Technology Group Ltd.	301,593	9,837,964
Micron Technology, Inc. (a)	266,906	12,787,466
NVIDIA Corp.	832,822	295,668,455
Qualcomm, Inc.	52,070	4,211,422
Silicon Laboratories, Inc. (a)	226,285	21,193,853
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	159,701	8,037,751
Teradyne, Inc.	8,631	578,450
Texas Instruments, Inc.	107,734	12,792,335
Universal Display Corp.	2,317	339,672
		464,849,418
Software - 12.4%
2U, Inc. (a)(b)	28,183	1,027,834
Adobe, Inc. (a)	104,397	40,359,880
Atlassian Corp. PLC (a)	23,308	4,318,972
Autodesk, Inc. (a)	73,598	15,483,547
Avalara, Inc. (a)	11,364	1,216,630
Bill.Com Holdings, Inc. (a)(b)	1,197	83,359
Cadence Design Systems, Inc. (a)	7,270	663,678
Cloudflare, Inc. (a)	540,605	15,715,387
Coupa Software, Inc. (a)	35,358	8,044,299
Crowdstrike Holdings, Inc. (b)	13,762	1,208,441
CyberArk Software Ltd. (a)	2,722	282,489
Datadog, Inc. Class A (a)	6,184	440,734
DocuSign, Inc. (a)	3,754	524,584
Elastic NV (a)	15,455	1,327,894
HubSpot, Inc. (a)	108,571	21,707,686
Intuit, Inc.	35,713	10,368,198
LivePerson, Inc. (a)	68,277	2,556,974
Medallia, Inc. (b)	35,020	990,366
Microsoft Corp.	1,009,420	184,976,215
Nutanix, Inc. Class A (a)	1,050,213	25,268,125
Oracle Corp.	186,859	10,047,408
Paylocity Holding Corp. (a)	8,629	1,121,813
Ping Identity Holding Corp. (a)	10,870	307,730
Pluralsight, Inc. (a)	100,726	2,098,123
RingCentral, Inc. (a)	3,437	942,597
Salesforce.com, Inc. (a)	725,948	126,888,451
Snowflake Computing, Inc. Class B (c)(d)	1,993	77,269
The Trade Desk, Inc. (a)(b)	23,006	7,167,749
Workday, Inc. Class A (a)	2,018	370,162
Zendesk, Inc. (a)	158,653	13,604,495
Zoom Video Communications, Inc. Class A (a)	8,025	1,440,327
Zscaler, Inc. (a)(b)	73,809	7,239,925
		507,871,341
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	699,949	222,541,785
Pure Storage, Inc. Class A (a)	699,975	12,326,560
Samsung Electronics Co. Ltd.	42,175	1,735,400
		236,603,745

TOTAL INFORMATION TECHNOLOGY		1,597,462,846

MATERIALS - 0.4%
Chemicals - 0.1%
Albemarle Corp. U.S. (b)	19,864	1,519,993
Dow, Inc.	62,651	2,418,329
DuPont de Nemours, Inc.	16,094	816,449
		4,754,771
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	487,346	11,719,524

TOTAL MATERIALS		16,474,295

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	29,720	7,672,812
TOTAL COMMON STOCKS
(Cost $3,213,875,610)		4,037,013,702

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series D (c)(d)	19,989	176,703
Series Seed (a)(c)(d)	26,124	230,936
		407,639
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	47,796	2,046,147
Sweetgreen, Inc.:
Series C (c)(d)	54	807
Series D (c)(d)	862	12,878
Series I (c)(d)	2,032	30,358
		2,090,190
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series E (c)(d)	168,483	1,814,040
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Akouos, Inc. Series B (c)(d)	1,147,951	544,760
Element Biosciences, Inc. Series B (c)(d)	125,057	641,542
Generation Bio Series C (c)	36,600	354,288
Seer, Inc. Series D1 (c)(d)	151,800	569,250
		2,109,840
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (c)(d)	582	232,253
TOTAL HEALTH CARE		2,342,093
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Riskified Ltd. Series E (c)(d)	800	216,960
Software - 0.0%
Bird Rides, Inc. Series D (c)(d)	4,500	51,120
Outset Medical, Inc. Series E (c)(d)	326,643	826,407
		877,527
TOTAL INFORMATION TECHNOLOGY		1,094,487

TOTAL CONVERTIBLE PREFERRED STOCKS		7,748,449

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (c)(d)	6,592	566,037
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	128,153	966,274
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Oak Street Health LLC Series III-E (c)(d)(f)	17,387	3,489,571

TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,021,882

TOTAL PREFERRED STOCKS
(Cost $12,001,195)		12,770,331

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.11% (g)	34,537,898	34,544,805
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	140,484,639	140,498,687
TOTAL MONEY MARKET FUNDS
(Cost $175,043,492)		175,043,492
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $3,400,920,297)		4,224,827,525
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(138,261,568)
NET ASSETS - 100%		$4,086,565,957

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,831,304 or 0.4% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,204,198 or 0.4% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Akouos, Inc. Series B	2/27/20	$544,760
Alignment Healthcare Partners unit	2/28/20	$1,135,478
Allbirds, Inc. Series D	12/23/19	$257,574
Allbirds, Inc. Series Seed	1/23/20	$257,583
Bird Rides, Inc. Series D	9/30/19	$58,130
Blink Health LLC Series C	11/7/19	$1,824,660
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$239,697
Dragonfly Therapeutics, Inc.	12/19/19	$830,209
Element Biosciences, Inc. Series B	12/13/19	$655,374
Generation Bio Series C	1/9/20	$204,645
Oak Street Health LLC Series III-E	2/21/20	$2,717,414
On Holding AG	2/6/20	$1,166,429
Outset Medical, Inc. Series E	1/27/20	$718,615
Riskified Ltd.	12/20/19 - 4/15/20	$252,754
Riskified Ltd. Series E	10/28/19	$190,288
Riskified Ltd. warrants	10/28/19	$0
Seer, Inc. Series D1	5/12/20	$569,250
Snowflake Computing, Inc. Class B	3/19/20	$77,302
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$1,814,040
Sweetgreen, Inc. Series C	9/13/19	$923
Sweetgreen, Inc. Series D	9/13/19	$14,740
Sweetgreen, Inc. Series I	9/13/19	$34,747
Waymo LLC Series A2	5/8/20	$566,037

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,226
Fidelity Securities Lending Cash Central Fund	1,084,033
Total	$1,187,259

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$455,928,727	$450,310,774	$5,617,953	$--
Consumer Discretionary	849,683,089	813,046,779	34,471,670	2,164,640
Consumer Staples	117,416,917	114,772,947	553,780	2,090,190
Energy	29,767,989	29,767,989	--	--
Financials	58,064,883	56,250,843	--	1,814,040
Health Care	774,972,021	760,356,661	6,682,172	7,933,188
Industrials	141,245,967	141,245,967	--	--
Information Technology	1,598,557,333	1,597,076,564	--	1,480,769
Materials	16,474,295	16,474,295	--	--
Real Estate	7,672,812	7,672,812	--	--
Money Market Funds	175,043,492	175,043,492	--	--
Total Investments in Securities:	$4,224,827,525	$4,162,019,123	$47,325,575	$15,482,827

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.4%
Canada	4.4%
Cayman Islands	2.6%
Germany	1.2%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $144,907,373) — See accompanying schedule: Unaffiliated issuers (cost $3,225,876,805)	$4,049,784,033
Fidelity Central Funds (cost $175,043,492)	175,043,492
Total Investment in Securities (cost $3,400,920,297)		$4,224,827,525
Cash		29,186
Foreign currency held at value (cost $9,952)		9,952
Receivable for investments sold		6,979,015
Receivable for fund shares sold		3,538,899
Dividends receivable		1,467,554
Distributions receivable from Fidelity Central Funds		50,199
Total assets		4,236,902,330
Liabilities
Payable for investments purchased	$5,884,655
Payable for fund shares redeemed	2,507,047
Accrued management fee	1,436,670
Other payables and accrued expenses	12,001
Collateral on securities loaned	140,496,000
Total liabilities		150,336,373
Net Assets		$4,086,565,957
Net Assets consist of:
Paid in capital		$3,297,741,269
Total accumulated earnings (loss)		788,824,688
Net Assets		$4,086,565,957
Net Asset Value, offering price and redemption price per share ($4,086,565,957 ÷ 308,178,005 shares)		$13.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$7,622,549
Income from Fidelity Central Funds (including $1,084,033 from security lending)		1,187,259
Total income		8,809,808
Expenses
Management fee	$6,350,875
Independent trustees' fees and expenses	6,886
Interest	259
Miscellaneous	11,252
Total expenses before reductions	6,369,272
Expense reductions	(20,079)
Total expenses after reductions		6,349,193
Net investment income (loss)		2,460,615
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,919,036)
Fidelity Central Funds	(2,052)
Foreign currency transactions	(27,418)
Total net realized gain (loss)		(32,948,506)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	645,573,785
Assets and liabilities in foreign currencies	(137)
Total change in net unrealized appreciation (depreciation)		645,573,648
Net gain (loss)		612,625,142
Net increase (decrease) in net assets resulting from operations		$615,085,757

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2020 (Unaudited)	For the period June 13, 2019 (commencement of operations) to November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,460,615	$902,645
Net realized gain (loss)	(32,948,506)	(4,295,880)
Change in net unrealized appreciation (depreciation)	645,573,648	178,333,291
Net increase (decrease) in net assets resulting from operations	615,085,757	174,940,056
Distributions to shareholders	(1,201,125)	–
Share transactions
Proceeds from sales of shares	2,056,080,910	1,747,943,851
Reinvestment of distributions	1,201,125	–
Cost of shares redeemed	(438,243,455)	(69,241,162)
Net increase (decrease) in net assets resulting from share transactions	1,619,038,580	1,678,702,689
Total increase (decrease) in net assets	2,232,923,212	1,853,642,745
Net Assets
Beginning of period	1,853,642,745	–
End of period	$4,086,565,957	$1,853,642,745
Other Information
Shares
Sold	181,425,092	172,314,857
Issued in reinvestment of distributions	103,635	–
Redeemed	(39,038,334)	(6,627,245)
Net increase (decrease)	142,490,393	165,687,612

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Company K6 Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.01
Net realized and unrealized gain (loss)	2.07	1.18
Total from investment operations	2.08	1.19
Distributions from net investment income	(.01)	–
Total distributions	(.01)	–
Net asset value, end of period	$13.26	$11.19
Total ReturnC,D	18.57%	11.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%G
Expenses net of fee waivers, if any	.45%G	.45%G
Expenses net of all reductions	.45%G	.45%G
Net investment income (loss)	.17%G	.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,086,566	$1,853,643
Portfolio turnover rateH	24%G,I	16%I,J

 A For the period June 13, 2019 (commencement of operations) to November 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020

1. Organization.

Fidelity Growth Company K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$914,847,704
Gross unrealized depreciation	(106,538,317)
Net unrealized appreciation (depreciation)	$808,309,387
Tax cost	$3,416,518,138

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,779,626)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $3,489,571 in this Subsidiary, representing .09% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Company K6 Fund	750,520,426	315,430,662

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $1,155,832,125 in exchange for 103,156,669 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $1,139,314,707 in exchange for 112,262,255 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth Company K6 Fund	$13,988

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Company K6 Fund	Borrower	$5,113,000	1.83%	$259

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $419,018,006 in exchange for 41,776,471 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Growth Company K6 Fund	$205

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to NFS, as affiliated borrower, at period end was $5,234,215. Total fees paid by the Fund to NFS, as lending agent, amounted to $112,150. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $76,495 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $19,425 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $654.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.45%	$1,000.00	$1,185.70	$2.46
Hypothetical-C		$1,000.00	$1,022.75	$2.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GCF-K6-SANN-0720
1.9893923.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures

(as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2020